UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31
Date of reporting period:	March 31, 2021

ITEM 1. REPORTS TO STOCKHOLDERS

The Registrant prepared 5 annual reports to shareholders for the period ended March 31, 2021. The first report applies to Disciplined Value Fund, the second report applies to Disciplined Value Mid Cap Fund, the third report applies to Global Shareholder Yield Fund, the fourth report applies to International Growth Fund, and the fifth report applies to U.S. Growth Fund (formerly, U.S. Quality Growth Fund) of the Registrant.

Annual report
John Hancock
Disciplined Value Fund
U.S. equity
March 31, 2021

A message to shareholders
Dear shareholder,
The U.S. stock market started the period with a sharp decline brought on by the outbreak of the COVID-19 pandemic. While the federal government enacted massive stimulus efforts and the U.S. Federal Reserve committed to a near-zero interest rate policy, the volatility continued as the number of individuals infected rose during the summer and early fall. A contentious election cycle caused some investors to seek out safe havens, but after a resolution—and with multiple vaccines providing encouraging news about containing the virus—the markets closed out the 12 months ended March 31, 2021, with strong gains.
Despite the good news, there are still obstacles. While the overall economic outlook has improved and unemployment rates have declined, some regional economies may have reopened too early and many industries will take time to recover from the losses suffered.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Disciplined Value Fund

2	Your fund at a glance
4	Manager's discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund's investments
15	Financial statements
18	Financial highlights
26	Notes to financial statements
36	Report of independent registered public accounting firm
37	Tax information
38	Statement Regarding Liquidity Risk Management
40	Trustees and Officers
44	More information
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/2021 (%)

The Russell 1000 Value Index tracks the performance of publicly traded large-cap companies in the United States with lower price-to-book ratios and lower forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK DISCIPLINED VALUE FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

The fund’s benchmark, the Russell 1000 Value Index, had an outstanding return for the annual period
Stocks were boosted by the prospect of improving economic growth and continued monetary accommodation from the U.S. Federal Reserve.
The fund outperformed its benchmark
Stock selection, particularly in the information technology sector, was the primary contributor to relative performance.
Sector allocations also contributed to results
The fund benefited from underweight positions in the more defensive segments of the market, such as utilities and consumer staples.
SECTOR COMPOSITION AS OF 3/31/2021 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	3

Manager’s discussion of fund performance
How would you describe the market environment during the 12 months ended March 31, 2021?
U.S. equities rebounded from the COVID-19-driven sell-off of early 2020 to deliver an unusually high total return in the annual period. The initial stages of the recovery reflected the aggressive stimulus provided by world governments and central banks, together with signs that the slump in economic growth and corporate earnings was unlikely to be as severe as first thought. Equities were further boosted by the approval of multiple coronavirus vaccines in late 2020, an event that proved to be a catalyst for a change in market leadership. Greater clarity about the prospects for a reopening of the economy sparked a rotation into economically sensitive stocks that had previously lagged, leading to meaningful outperformance for value stocks in the final four-plus months of the period.
What factors affected the fund’s performance?
The fund benefited from our decision to add economic sensitivity to the portfolio throughout the course of the year, largely through increases in the energy, industrials, and consumer discretionary sectors. This shift allowed the fund to capitalize on the relative strength in these areas, particularly in the latter half of the period. On the other end of the spectrum, we viewed defensive sectors—including utilities and consumer staples—as being too expensive in relation to their growth potential. The fund was therefore underweight in these areas, which was an
TOP 10 HOLDINGS AS OF 3/31/2021 (% of net assets)
JPMorgan Chase & Co.	3.4
Johnson & Johnson	3.2
Bank of America Corp.	3.0
Cisco Systems, Inc.	2.7
Berkshire Hathaway, Inc., Class B	2.7
Cigna Corp.	2.1
AutoZone, Inc.	2.0
ConocoPhillips	2.0
Deere & Company	2.0
Truist Financial Corp.	1.9
TOTAL	25.0
Cash and cash equivalents are not included.
COUNTRY COMPOSITION AS OF 3/31/2021 (% of net assets)
United States	89.5
Switzerland	2.9
Ireland	2.5
Netherlands	1.4
United Kingdom	1.4
Canada	1.2
Bermuda	1.1
TOTAL	100.0
4	JOHN HANCOCK DISCIPLINED VALUE FUND | ANNUAL REPORT

additional contributor to results given that all three indeed underperformed. These aspects of our positioning were based on bottom-up security selection and not a top-down view. In the wake of the sell-off in early 2020, we identified a number of stocks that had fallen to attractive valuations relative to their underlying earnings power. Once investors started to feel better about the economic outlook, many of these stocks indeed began to recover from their underperformance of mid-2020.
Stock selection was particularly effective in the information technology sector. Positions in the semiconductors and semiconductor equipment companies Applied Materials, Inc., Lam Research Corp., NXP Semiconductors NV, and KLA Corp. all outperformed thanks to better-than-expected results and favorable trends in the industry as a whole. Selection in industrials, where the heavy machinery companies Deere & Company and Caterpillar, Inc. and trading distributor United Rentals, Inc. outperformed on expectations for improving conditions in the farm and construction sectors, was an additional positive. The consumer discretionary sector was a further area of strength for the fund. The luxury fashion company Tapestry, Inc. was an important contributor in the sector, as were the retailers Best Buy Company, Inc. and Williams-Sonoma, Inc.
Financials was one of the few sectors in which the fund’s holdings experienced a notable underperformance. The shortfall was largely the result of holdings in several insurance stocks that didn't keep up with the broader sector, such as Reinsurance Group of America, Inc., which we sold prior to period end. The fund also lost some relative performance in healthcare from positions in Novartis AG and Cigna Corp.
MANAGED BY

Mark E. Donovan, CFA
David J. Pyle, CFA
Stephanie T. McGirr
David T. Cohen, CFA
Joshua C. White, CFA
The views expressed in this report are exclusively those of Mark E. Donovan, CFA, Boston Partners, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Boston Partners is an indirect, wholly owned subsidiary of ORIX Corporation of Japan.
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	5

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED MARCH 31, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A	56.92	10.65	10.14	65.90	162.63
Class C	62.90	10.96	9.87	68.24	156.34
Class I1	65.58	12.07	11.01	76.80	184.08
Class R2[1,2]	64.94	11.64	10.56	73.38	172.79
Class R4[1]	65.34	11.92	10.81	75.59	179.07
Class R5[1]	65.67	12.13	11.06	77.29	185.58
Class R6[1,2]	65.74	12.21	11.10	77.86	186.57
Class NAV[1]	65.71	12.21	11.14	77.89	187.55
Index 1†	56.09	11.74	10.99	74.21	183.72
Index 2†	56.35	16.29	13.91	112.71	267.88
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class NAV
Gross (%)	1.07	1.82	0.82	1.21	1.06	0.76	0.71	0.70
Net (%)	1.06	1.81	0.81	1.20	0.95	0.75	0.70	0.69
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index 1 is the Russell 1000 Value Index; Index 2 is the S&P 500 Index.
See the following page for footnotes.
6	JOHN HANCOCK DISCIPLINED VALUE FUND | ANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Disciplined Value Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C3	3-31-11	25,634	25,634	28,372	36,788
Class I1	3-31-11	28,408	28,408	28,372	36,788
Class R2[1,2]	3-31-11	27,279	27,279	28,372	36,788
Class R4[1]	3-31-11	27,907	27,907	28,372	36,788
Class R5[1]	3-31-11	28,558	28,558	28,372	36,788
Class R6[1,2]	3-31-11	28,657	28,657	28,372	36,788
Class NAV[1]	3-31-11	28,755	28,755	28,372	36,788
The Russell 1000 Value Index tracks the performance of publicly traded large-cap companies in the United States with lower price-to-book ratios and lower forecasted growth values.
The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund's prospectuses.
[2]	Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. Returns shown prior to Class R2 and Class R6 shares’ commencement dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[3]	The contingent deferred sales charge is not applicable.
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2020, with the same investment held until March 31, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on October 1, 2020, with the same investment held until March 31, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK DISCIPLINED VALUE FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 10-1-2020	Ending value on 3-31-2021	Expenses paid during period ended 3-31-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,365.60	$6.25	1.06%
	Hypothetical example	1,000.00	1,019.60	5.34	1.06%
Class C	Actual expenses/actual returns	1,000.00	1,360.50	10.65	1.81%
	Hypothetical example	1,000.00	1,015.90	9.10	1.81%
Class I	Actual expenses/actual returns	1,000.00	1,367.20	4.78	0.81%
	Hypothetical example	1,000.00	1,020.90	4.08	0.81%
Class R2	Actual expenses/actual returns	1,000.00	1,364.80	7.13	1.21%
	Hypothetical example	1,000.00	1,018.90	6.09	1.21%
Class R4	Actual expenses/actual returns	1,000.00	1,366.20	5.60	0.95%
	Hypothetical example	1,000.00	1,020.20	4.78	0.95%
Class R5	Actual expenses/actual returns	1,000.00	1,367.70	4.43	0.75%
	Hypothetical example	1,000.00	1,021.20	3.78	0.75%
Class R6	Actual expenses/actual returns	1,000.00	1,368.30	4.13	0.70%
	Hypothetical example	1,000.00	1,021.40	3.53	0.70%
Class NAV	Actual expenses/actual returns	1,000.00	1,368.20	4.07	0.69%
	Hypothetical example	1,000.00	1,021.50	3.48	0.69%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	9

Fund’s investments
AS OF 3-31-21
	Shares	Value
Common stocks 98.5%		$12,093,677,966
(Cost $8,215,492,813)
Communication services 5.1%		630,598,149
Interactive media and services 2.7%
Alphabet, Inc., Class A (A)	112,480	231,992,250
Facebook, Inc., Class A (A)	318,432	93,787,777
Media 0.8%
Charter Communications, Inc., Class A (A)	168,927	104,231,338
Wireless telecommunication services 1.6%
T-Mobile US, Inc. (A)	1,600,980	200,586,784
Consumer discretionary 10.5%		1,293,324,605
Auto components 0.4%
Lear Corp.	261,221	47,346,306
Automobiles 0.6%
Harley-Davidson, Inc.	1,929,115	77,357,512
Distributors 0.7%
LKQ Corp. (A)	2,077,442	87,938,120
Hotels, restaurants and leisure 1.1%
Las Vegas Sands Corp. (A)	1,405,280	85,384,813
Wyndham Hotels & Resorts, Inc.	627,248	43,769,365
Household durables 1.9%
Lennar Corp., A Shares	1,061,795	107,485,508
Mohawk Industries, Inc. (A)	656,428	126,237,669
Multiline retail 0.6%
Kohl's Corp.	1,210,111	72,134,717
Specialty retail 4.1%
AutoZone, Inc. (A)	176,843	248,340,625
Best Buy Company, Inc.	546,083	62,695,789
Lowe's Companies, Inc.	393,925	74,916,657
The TJX Companies, Inc.	1,160,631	76,775,741
Williams-Sonoma, Inc.	254,822	45,664,102
Textiles, apparel and luxury goods 1.1%
Tapestry, Inc. (A)	3,331,174	137,277,681
Consumer staples 1.7%		203,766,197
Beverages 1.0%
Coca-Cola European Partners PLC	2,192,625	114,367,320
Food and staples retailing 0.7%
The Kroger Company	1,417,632	51,020,576
U.S. Foods Holding Corp. (A)	1,006,776	38,378,301
10	JOHN HANCOCK DISCIPLINED VALUE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy 7.5%		$915,299,847
Energy equipment and services 0.9%
Schlumberger NV	4,053,121	110,204,360
Oil, gas and consumable fuels 6.6%
BP PLC, ADR	2,069,275	50,386,846
Canadian Natural Resources, Ltd.	3,161,503	97,595,598
ConocoPhillips	4,559,731	241,528,951
EOG Resources, Inc.	524,173	38,018,268
HollyFrontier Corp.	1,847,247	66,094,498
Marathon Petroleum Corp.	3,215,962	172,021,807
Pioneer Natural Resources Company	878,035	139,449,519
Financials 22.5%		2,764,006,126
Banks 11.1%
Bank of America Corp.	9,350,912	361,786,785
Citigroup, Inc.	2,815,928	204,858,762
Fifth Third Bancorp	2,375,937	88,978,841
Huntington Bancshares, Inc.	2,932,551	46,099,702
JPMorgan Chase & Co.	2,769,293	421,569,471
Truist Financial Corp.	4,041,114	235,677,768
Capital markets 2.3%
The Charles Schwab Corp.	2,104,640	137,180,435
The Goldman Sachs Group, Inc.	463,260	151,486,020
Consumer finance 1.0%
Capital One Financial Corp.	985,373	125,369,007
Diversified financial services 2.7%
Berkshire Hathaway, Inc., Class B (A)	1,301,906	332,597,926
Insurance 5.4%
Aflac, Inc.	1,348,141	68,997,856
American International Group, Inc.	2,446,728	113,063,301
Chubb, Ltd.	1,241,835	196,172,675
Everest Re Group, Ltd.	437,009	108,295,200
RenaissanceRe Holdings, Ltd.	126,401	20,255,760
The Progressive Corp.	1,585,782	151,616,617
Health care 16.9%		2,075,056,731
Biotechnology 1.1%
AbbVie, Inc.	761,159	82,372,627
Amgen, Inc.	225,792	56,179,308
Health care equipment and supplies 1.3%
Medtronic PLC	1,338,880	158,161,894
Health care providers and services 8.1%
AmerisourceBergen Corp.	1,085,204	128,130,036
Anthem, Inc.	643,626	231,029,553
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	11

	Shares	Value
Health care (continued)
Health care providers and services (continued)
Cigna Corp.	1,060,502	$256,365,753
CVS Health Corp.	1,102,652	82,952,510
McKesson Corp.	737,410	143,824,446
UnitedHealth Group, Inc.	415,405	154,559,738
Life sciences tools and services 0.8%
Avantor, Inc. (A)	3,155,850	91,298,741
Pharmaceuticals 5.6%
Johnson & Johnson	2,378,671	390,934,579
Novartis AG, ADR	1,856,439	158,688,406
Pfizer, Inc.	3,879,634	140,559,140
Industrials 14.0%		1,716,429,099
Aerospace and defense 3.7%
General Dynamics Corp.	785,629	142,638,801
Howmet Aerospace, Inc. (A)	3,408,537	109,516,294
Northrop Grumman Corp.	156,246	50,567,455
The Boeing Company (A)	611,562	155,777,073
Building products 1.0%
Allegion PLC	315,359	39,615,398
Owens Corning	925,520	85,231,137
Electrical equipment 1.8%
Eaton Corp. PLC	1,253,910	173,390,675
Vertiv Holdings Company	2,057,588	41,151,760
Machinery 5.3%
Allison Transmission Holdings, Inc.	1,015,122	41,447,431
Caterpillar, Inc.	791,579	183,543,423
Deere & Company	639,484	239,256,544
Dover Corp.	589,252	80,804,127
Otis Worldwide Corp.	1,491,061	102,063,125
Road and rail 0.7%
Union Pacific Corp.	377,440	83,191,550
Trading companies and distributors 1.5%
AerCap Holdings NV (A)	731,614	42,975,006
United Rentals, Inc. (A)	441,102	145,259,300
Information technology 13.7%		1,684,866,610
Communications equipment 2.7%
Cisco Systems, Inc.	6,511,596	336,714,629
IT services 1.0%
Fidelity National Information Services, Inc.	870,802	122,443,469
Semiconductors and semiconductor equipment 7.8%
Applied Materials, Inc.	1,725,825	230,570,220
12	JOHN HANCOCK DISCIPLINED VALUE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
KLA Corp.	353,777	$116,887,921
Lam Research Corp.	242,804	144,526,653
Micron Technology, Inc. (A)	2,347,123	207,039,720
NXP Semiconductors NV	869,179	175,000,500
Qorvo, Inc. (A)	474,499	86,690,967
Software 1.8%
Oracle Corp.	1,861,402	130,614,578
SS&C Technologies Holdings, Inc.	1,261,965	88,173,495
Technology hardware, storage and peripherals 0.4%
NetApp, Inc.	635,812	46,204,458
Materials 4.9%		605,524,725
Chemicals 2.6%
DuPont de Nemours, Inc.	2,689,072	207,811,484
FMC Corp.	566,315	62,640,102
PPG Industries, Inc.	348,837	52,416,248
Construction materials 0.6%
CRH PLC, ADR	1,499,813	70,461,215
Containers and packaging 0.3%
Westrock Company	625,828	32,574,347
Metals and mining 1.4%
Kinross Gold Corp.	8,226,349	54,869,748
Newmont Corp.	961,376	57,942,132
Steel Dynamics, Inc.	1,316,183	66,809,449
Utilities 1.7%		204,805,877
Multi-utilities 1.7%
CenterPoint Energy, Inc.	4,344,336	98,399,210
Dominion Energy, Inc.	1,400,825	106,406,667

	Yield (%)	Shares	Value
Short-term investments 1.4%			$168,017,874
(Cost $168,017,874)
Short-term funds 1.4%			168,017,874
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0359(B)	168,017,874	168,017,874

Total investments (Cost $8,383,510,687) 99.9%	$12,261,695,840
Other assets and liabilities, net 0.1%	15,609,599
Total net assets 100.0%	$12,277,305,439

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	13

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 3-31-21.
At 3-31-21, the aggregate cost of investments for federal income tax purposes was $8,452,074,213. Net unrealized appreciation aggregated to $3,809,621,627, of which $3,814,278,657 related to gross unrealized appreciation and $4,657,030 related to gross unrealized depreciation.
14	JOHN HANCOCK DISCIPLINED VALUE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-21

Assets
Unaffiliated investments, at value (Cost $8,383,510,687)	$12,261,695,840
Dividends and interest receivable	11,595,494
Receivable for fund shares sold	18,781,955
Receivable for investments sold	13,081,287
Receivable for securities lending income	2,956
Other assets	364,719
Total assets	12,305,522,251
Liabilities
Payable for investments purchased	4,539
Payable for fund shares repurchased	25,856,337
Payable to affiliates
Accounting and legal services fees	508,035
Transfer agent fees	649,886
Distribution and service fees	37,695
Trustees' fees	4,062
Other liabilities and accrued expenses	1,156,258
Total liabilities	28,216,812
Net assets	$12,277,305,439
Net assets consist of
Paid-in capital	$7,835,964,760
Total distributable earnings (loss)	4,441,340,679
Net assets	$12,277,305,439

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,037,395,793 ÷ 41,949,513 shares)[1]	$24.73
Class C ($134,727,994 ÷ 5,845,876 shares)[1]	$23.05
Class I ($5,617,934,772 ÷ 235,433,581 shares)	$23.86
Class R2 ($55,135,642 ÷ 2,313,760 shares)	$23.83
Class R4 ($61,727,018 ÷ 2,585,692 shares)	$23.87
Class R5 ($40,105,934 ÷ 1,677,034 shares)	$23.91
Class R6 ($3,844,165,425 ÷ 160,779,459 shares)	$23.91
Class NAV ($1,486,112,861 ÷ 62,128,643 shares)	$23.92
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$26.03

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	15

STATEMENT OF OPERATIONS For the year ended 3-31-21

Investment income
Dividends	$240,827,542
Securities lending	1,373,142
Interest	145,008
Less foreign taxes withheld	(2,255,304)
Total investment income	240,090,388
Expenses
Investment management fees	79,338,621
Distribution and service fees	4,132,669
Accounting and legal services fees	1,890,535
Transfer agent fees	8,793,890
Trustees' fees	208,678
Custodian fees	1,312,870
State registration fees	289,738
Printing and postage	573,280
Professional fees	325,767
Other	354,673
Total expenses	97,220,721
Less expense reductions	(968,670)
Net expenses	96,252,051
Net investment income	143,838,337
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	841,300,475
Affiliated investments	(4,505)
841,295,970
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	5,008,522,475
Affiliated investments	(2,935)
5,008,519,540
Net realized and unrealized gain	5,849,815,510
Increase in net assets from operations	$5,993,653,847
16	JOHN HANCOCK Disciplined Value Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-21	Year ended 3-31-20
Increase (decrease) in net assets
From operations
Net investment income	$143,838,337	$248,099,684
Net realized gain (loss)	841,295,970	(42,322,615)
Change in net unrealized appreciation (depreciation)	5,008,519,540	(2,856,600,816)
Increase (decrease) in net assets resulting from operations	5,993,653,847	(2,650,823,747)
Distributions to shareholders
From earnings
Class A	(11,834,034)	(56,946,059)
Class B1	—	(182,380)
Class C	(970,155)	(10,620,453)
Class I	(98,239,369)	(435,736,847)
Class I2[1]	—	(2,535,381)
Class R1[1]	—	(827,170)
Class R2	(708,389)	(4,693,632)
Class R3[1]	—	(726,592)
Class R4	(1,066,824)	(6,169,593)
Class R5	(700,529)	(8,353,442)
Class R6	(62,585,555)	(268,564,030)
Class NAV	(21,522,877)	(64,632,066)
Total distributions	(197,627,732)	(859,987,645)
From fund share transactions	(4,125,193,544)	(791,429,067)
Total increase (decrease)	1,670,832,571	(4,302,240,459)
Net assets
Beginning of year	10,606,472,868	14,908,713,327
End of year	$12,277,305,439	$10,606,472,868

[1]	Share class was redesignated during the year. Refer to Note 5 for further details.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	17

Financial highlights
CLASS A SHARES Period ended	3-31-21	3-31-20	3-31-19	3-31-18	3-31-17
Per share operating performance
Net asset value, beginning of period	$15.18	$20.25	$22.11	$20.71	$17.64
Net investment income[1]	0.18	0.30	0.26	0.20	0.18
Net realized and unrealized gain (loss) on investments	9.65	(4.20)	(0.28)	2.39	3.08
Total from investment operations	9.83	(3.90)	(0.02)	2.59	3.26
Less distributions
From net investment income	(0.28)	(0.25)	(0.23)	(0.18)	(0.19)
From net realized gain	—	(0.92)	(1.61)	(1.01)	—
Total distributions	(0.28)	(1.17)	(1.84)	(1.19)	(0.19)
Net asset value, end of period	$24.73	$15.18	$20.25	$22.11	$20.71
Total return (%)[2,3]	65.19	(20.99)	0.45	12.42	18.50
Ratios and supplemental data
Net assets, end of period (in millions)	$1,037	$731	$1,092	$1,289	$1,449
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07	1.07	1.06	1.06	1.07
Expenses including reductions	1.07	1.06	1.05	1.05	1.06
Net investment income	0.94	1.44	1.18	0.92	0.96
Portfolio turnover (%)	55	88	69	45	65

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
18	JOHN HANCOCK Disciplined Value Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	3-31-21	3-31-20	3-31-19	3-31-18	3-31-17
Per share operating performance
Net asset value, beginning of period	$14.17	$18.98	$20.82	$19.57	$16.69
Net investment income[1]	0.03	0.13	0.09	0.03	0.03
Net realized and unrealized gain (loss) on investments	9.00	(3.92)	(0.26)	2.25	2.91
Total from investment operations	9.03	(3.79)	(0.17)	2.28	2.94
Less distributions
From net investment income	(0.15)	(0.10)	(0.06)	(0.02)	(0.06)
From net realized gain	—	(0.92)	(1.61)	(1.01)	—
Total distributions	(0.15)	(1.02)	(1.67)	(1.03)	(0.06)
Net asset value, end of period	$23.05	$14.17	$18.98	$20.82	$19.57
Total return (%)[2,3]	63.90	(21.51)	(0.35)	11.58	17.61
Ratios and supplemental data
Net assets, end of period (in millions)	$135	$140	$235	$275	$293
Ratios (as a percentage of average net assets):
Expenses before reductions	1.82	1.82	1.81	1.81	1.82
Expenses including reductions	1.82	1.81	1.80	1.80	1.81
Net investment income	0.19	0.67	0.43	0.16	0.18
Portfolio turnover (%)	55	88	69	45	65

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	19

CLASS I SHARES Period ended	3-31-21	3-31-20	3-31-19	3-31-18	3-31-17
Per share operating performance
Net asset value, beginning of period	$14.65	$19.58	$21.45	$20.12	$17.14
Net investment income[1]	0.22	0.34	0.30	0.25	0.22
Net realized and unrealized gain (loss) on investments	9.32	(4.05)	(0.27)	2.32	3.00
Total from investment operations	9.54	(3.71)	0.03	2.57	3.22
Less distributions
From net investment income	(0.33)	(0.30)	(0.29)	(0.23)	(0.24)
From net realized gain	—	(0.92)	(1.61)	(1.01)	—
Total distributions	(0.33)	(1.22)	(1.90)	(1.24)	(0.24)
Net asset value, end of period	$23.86	$14.65	$19.58	$21.45	$20.12
Total return (%)[2]	65.58	(20.77)	0.64	12.71	18.80
Ratios and supplemental data
Net assets, end of period (in millions)	$5,618	$5,250	$7,399	$6,988	$7,540
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82	0.82	0.82	0.81	0.81
Expenses including reductions	0.82	0.81	0.81	0.80	0.80
Net investment income	1.18	1.69	1.43	1.17	1.18
Portfolio turnover (%)	55	88	69	45	65

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
20	JOHN HANCOCK Disciplined Value Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	3-31-21	3-31-20	3-31-19	3-31-18	3-31-17
Per share operating performance
Net asset value, beginning of period	$14.63	$19.57	$21.43	$20.10	$17.13
Net investment income[1]	0.15	0.23	0.22	0.16	0.14
Net realized and unrealized gain (loss) on investments	9.31	(4.03)	(0.27)	2.33	2.99
Total from investment operations	9.46	(3.80)	(0.05)	2.49	3.13
Less distributions
From net investment income	(0.26)	(0.22)	(0.20)	(0.15)	(0.16)
From net realized gain	—	(0.92)	(1.61)	(1.01)	—
Total distributions	(0.26)	(1.14)	(1.81)	(1.16)	(0.16)
Net asset value, end of period	$23.83	$14.63	$19.57	$21.43	$20.10
Total return (%)[2]	64.94	(21.08)	0.24	12.30	18.32
Ratios and supplemental data
Net assets, end of period (in millions)	$55	$42	$102	$135	$135
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21	1.21	1.21	1.21	1.21
Expenses including reductions	1.20	1.20	1.20	1.20	1.21
Net investment income	0.80	1.17	1.02	0.76	0.78
Portfolio turnover (%)	55	88	69	45	65

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	21

CLASS R4 SHARES Period ended	3-31-21	3-31-20	3-31-19	3-31-18	3-31-17
Per share operating performance
Net asset value, beginning of period	$14.65	$19.59	$21.45	$20.12	$17.14
Net investment income[1]	0.20	0.30	0.27	0.22	0.19
Net realized and unrealized gain (loss) on investments	9.32	(4.05)	(0.27)	2.32	3.00
Total from investment operations	9.52	(3.75)	—	2.54	3.19
Less distributions
From net investment income	(0.30)	(0.27)	(0.25)	(0.20)	(0.21)
From net realized gain	—	(0.92)	(1.61)	(1.01)	—
Total distributions	(0.30)	(1.19)	(1.86)	(1.21)	(0.21)
Net asset value, end of period	$23.87	$14.65	$19.59	$21.45	$20.12
Total return (%)[2]	65.34	(20.87)	0.52	12.54	18.63
Ratios and supplemental data
Net assets, end of period (in millions)	$62	$74	$143	$231	$286
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06	1.06	1.06	1.06	1.07
Expenses including reductions	0.95	0.95	0.95	0.95	0.96
Net investment income	1.06	1.50	1.26	1.02	1.03
Portfolio turnover (%)	55	88	69	45	65

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
22	JOHN HANCOCK Disciplined Value Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R5 SHARES Period ended	3-31-21	3-31-20	3-31-19	3-31-18	3-31-17
Per share operating performance
Net asset value, beginning of period	$14.67	$19.62	$21.48	$20.15	$17.16
Net investment income[1]	0.23	0.34	0.31	0.26	0.23
Net realized and unrealized gain (loss) on investments	9.35	(4.06)	(0.26)	2.32	3.00
Total from investment operations	9.58	(3.72)	0.05	2.58	3.23
Less distributions
From net investment income	(0.34)	(0.31)	(0.30)	(0.24)	(0.24)
From net realized gain	—	(0.92)	(1.61)	(1.01)	—
Total distributions	(0.34)	(1.23)	(1.91)	(1.25)	(0.24)
Net asset value, end of period	$23.91	$14.67	$19.62	$21.48	$20.15
Total return (%)[2]	65.67	(20.74)	0.75	12.73	18.88
Ratios and supplemental data
Net assets, end of period (in millions)	$40	$61	$166	$198	$200
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76	0.76	0.76	0.76	0.76
Expenses including reductions	0.75	0.75	0.75	0.75	0.75
Net investment income	1.24	1.70	1.48	1.22	1.27
Portfolio turnover (%)	55	88	69	45	65

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	23

CLASS R6 SHARES Period ended	3-31-21	3-31-20	3-31-19	3-31-18	3-31-17
Per share operating performance
Net asset value, beginning of period	$14.67	$19.61	$21.48	$20.14	$17.16
Net investment income[1]	0.24	0.36	0.32	0.27	0.24
Net realized and unrealized gain (loss) on investments	9.35	(4.06)	(0.27)	2.33	3.00
Total from investment operations	9.59	(3.70)	0.05	2.60	3.24
Less distributions
From net investment income	(0.35)	(0.32)	(0.31)	(0.25)	(0.26)
From net realized gain	—	(0.92)	(1.61)	(1.01)	—
Total distributions	(0.35)	(1.24)	(1.92)	(1.26)	(0.26)
Net asset value, end of period	$23.91	$14.67	$19.61	$21.48	$20.14
Total return (%)[2]	65.74	(20.66)	0.76	12.84	18.97
Ratios and supplemental data
Net assets, end of period (in millions)	$3,844	$3,369	$4,584	$4,564	$3,077
Ratios (as a percentage of average net assets):
Expenses before reductions	0.71	0.71	0.71	0.71	0.72
Expenses including reductions	0.71	0.70	0.70	0.70	0.69
Net investment income	1.30	1.81	1.54	1.25	1.27
Portfolio turnover (%)	55	88	69	45	65

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
24	JOHN HANCOCK Disciplined Value Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	3-31-21	3-31-20	3-31-19	3-31-18	3-31-17
Per share operating performance
Net asset value, beginning of period	$14.68	$19.62	$21.49	$20.15	$17.16
Net investment income[1]	0.25	0.36	0.33	0.27	0.24
Net realized and unrealized gain (loss) on investments	9.34	(4.06)	(0.28)	2.34	3.01
Total from investment operations	9.59	(3.70)	0.05	2.61	3.25
Less distributions
From net investment income	(0.35)	(0.32)	(0.31)	(0.26)	(0.26)
From net realized gain	—	(0.92)	(1.61)	(1.01)	—
Total distributions	(0.35)	(1.24)	(1.92)	(1.27)	(0.26)
Net asset value, end of period	$23.92	$14.68	$19.62	$21.49	$20.15
Total return (%)[2]	65.71	(20.64)	0.77	12.85	18.95
Ratios and supplemental data
Net assets, end of period (in millions)	$1,486	$887	$1,105	$1,219	$1,245
Ratios (as a percentage of average net assets):
Expenses before reductions	0.70	0.70	0.70	0.70	0.70
Expenses including reductions	0.70	0.69	0.69	0.69	0.69
Net investment income	1.31	1.83	1.54	1.28	1.27
Portfolio turnover (%)	55	88	69	45	65

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	25

Notes to financial statements
Note 1—Organization
John Hancock Disciplined Value Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
26	JOHN HANCOCK Disciplined Value Fund | ANNUAL REPORT

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of March 31, 2021, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of March 31, 2021, there were no securities on loan.
ANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	27

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. Effective June 25, 2020, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days. Prior to June 25, 2020, the fund and other affiliated funds had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. Commitment fees, including upfront fees, for the year ended March 31, 2021 were $54,363.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
28	JOHN HANCOCK Disciplined Value Fund | ANNUAL REPORT

As of March 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended March 31, 2021 and 2020 was as follows:
	March 31, 2021	March 31, 2020
Ordinary income	$197,627,732	$209,421,349
Long-term capital gains	—	650,566,296
Total	$197,627,732	$859,987,645
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2021, the components of distributable earnings on a tax basis consisted of $33,097,112 of undistributed ordinary income and $598,632,445 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treatment of a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.750% of the first $500 million of the fund’s average daily net assets; (b) 0.725% of the next $500 million of the fund’s average daily net assets; (c) 0.700% of the next $500 million of the fund’s average daily net assets; (d) 0.675% of the next $1 billion of the fund’s average daily net assets; (e) 0.650% of the next $10 billion of the fund’s average daily net assets; and (f) 0.625% of the fund’s average daily net assets in excess of $12.5 billion. The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc., an indirect, wholly owned subsidiary of ORIX Corporation of Japan. The fund is not responsible for payment of the subadvisory fees.
ANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	29

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended March 31, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$63,878
Class B	59
Class C	10,205
Class I	441,129
Class I2	1,373
Class R1	428
Class R2	3,852
Class	Expense reduction
Class R3	$333
Class R4	5,525
Class R5	3,872
Class R6	272,150
Class NAV	91,084
Total	$893,888

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2021, were equivalent to a net annual effective rate of 0.65% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended March 31, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Currently only 0.25% is charged to Class A shares for Rule 12b-1 fees.
Class B, Class R1 and Class R3 were redesignated during the year. Refer to Note 5 for further details.
30	JOHN HANCOCK Disciplined Value Fund | ANNUAL REPORT

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $74,782 for Class R4 shares for the year ended March 31, 2021.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $535,292 for the year ended March 31, 2021. Of this amount, $81,584 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $453,708 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2021, CDSCs received by the Distributor amounted to $10,198 and $7,456 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended March 31, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$2,128,361	$1,022,169
Class B	8,801	1,096
Class C	1,381,338	166,884
Class I	—	7,131,976
Class I2	—	24,551
Class R1	44,062	794
Class R2	253,850	5,920
Class R3	31,185	630
Class R4	259,734	8,770
Class R5	25,338	6,477
Class R6	—	424,623
Total	$4,132,669	$8,793,890
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
ANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	31

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$20,546,883	8	0.623%	$(2,847)
Lender	16,961,429	7	0.618%	2,039
Note 5—Fund share transactions
Transactions in fund shares for the years ended March 31, 2021 and 2020 were as follows:
	Year Ended 3-31-21		Year Ended 3-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	8,187,313	$161,642,817	8,099,695	$161,568,240
Distributions reinvested	531,956	11,256,191	2,637,777	55,762,596
Repurchased	(14,936,801)	(282,828,069)	(16,480,693)	(325,837,430)
Net decrease	(6,217,532)	$(109,929,061)	(5,743,221)	$(108,506,594)
Class B shares
Sold	1,216	$19,172	1,192	$22,584
Distributions reinvested	—	—	8,442	166,393
Repurchased	(137,308)	(2,339,634)	(164,821)	(3,165,681)
Net decrease	(136,092)	$(2,320,462)	(155,187)	$(2,976,704)
Class C shares
Sold	389,798	$7,302,308	644,136	$12,311,289
Distributions reinvested	47,041	930,006	489,485	9,682,020
Repurchased	(4,468,957)	(80,885,979)	(3,633,809)	(68,564,142)
Net decrease	(4,032,118)	$(72,653,665)	(2,500,188)	$(46,570,833)
Class I shares
Sold	86,165,736	$1,596,450,463	102,018,395	$1,907,812,951
Distributions reinvested	4,033,819	82,330,246	17,973,096	366,291,706
Repurchased	(213,208,859)	(4,149,349,799)	(139,397,179)	(2,680,658,813)
Net decrease	(123,009,304)	$(2,470,569,090)	(19,405,688)	$(406,554,156)
32	JOHN HANCOCK Disciplined Value Fund | ANNUAL REPORT

	Year Ended 3-31-21		Year Ended 3-31-20
	Shares	Amount	Shares	Amount
Class I2 shares
Sold	181,930	$3,209,025	72,243	$1,448,534
Distributions reinvested	—	—	124,145	2,530,085
Repurchased	(2,362,340)	(43,819,297)	(575,124)	(11,394,741)
Net decrease	(2,180,410)	$(40,610,272)	(378,736)	$(7,416,122)
Class R1 shares
Sold	74,561	$1,236,411	197,405	$3,877,157
Distributions reinvested	—	—	30,916	630,377
Repurchased	(777,154)	(14,048,114)	(350,335)	(6,893,030)
Net decrease	(702,593)	$(12,811,703)	(122,014)	$(2,385,496)
Class R2 shares
Sold	1,531,138	$28,452,059	733,520	$14,089,125
Distributions reinvested	26,559	541,803	189,843	3,870,898
Repurchased	(2,137,192)	(41,125,478)	(3,237,649)	(65,014,511)
Net decrease	(579,495)	$(12,131,616)	(2,314,286)	$(47,054,488)
Class R3 shares
Sold	46,238	$797,795	270,206	$5,400,467
Distributions reinvested	—	—	35,261	718,612
Repurchased	(687,654)	(12,230,909)	(292,433)	(5,770,953)
Net increase (decrease)	(641,416)	$(11,433,114)	13,034	$348,126
Class R4 shares
Sold	611,151	$11,317,565	942,602	$18,482,411
Distributions reinvested	52,244	1,066,824	302,431	6,169,593
Repurchased	(3,097,478)	(60,354,806)	(3,500,335)	(70,587,011)
Net decrease	(2,434,083)	$(47,970,417)	(2,255,302)	$(45,935,007)
Class R5 shares
Sold	600,026	$11,197,894	728,176	$14,187,537
Distributions reinvested	34,186	699,102	409,081	8,353,442
Repurchased	(3,134,822)	(58,126,506)	(5,399,053)	(108,668,647)
Net decrease	(2,500,610)	$(46,229,510)	(4,261,796)	$(86,127,668)
Class R6 shares
Sold	36,332,826	$691,270,101	43,133,272	$824,215,152
Distributions reinvested	2,865,844	58,577,852	12,963,310	264,581,161
Repurchased	(108,023,355)	(2,062,163,285)	(60,250,923)	(1,189,814,359)
Net decrease	(68,824,685)	$(1,312,315,332)	(4,154,341)	$(101,018,046)
ANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	33

	Year Ended 3-31-21		Year Ended 3-31-20
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	8,778,856	$155,844,779	10,253,020	$187,949,281
Distributions reinvested	1,052,463	21,522,877	3,165,135	64,632,066
Repurchased	(8,105,073)	(163,586,958)	(9,328,190)	(189,813,426)
Net increase	1,726,246	$13,780,698	4,089,965	$62,767,921
Total net decrease	(209,532,092)	$(4,125,193,544)	(37,187,760)	$(791,429,067)
Affiliates of the fund owned 87% of shares of Class NAV on March 31, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class B, Class I2, Class R1, and Class R3 were terminated, and shareholders in these classes became shareholders of the respective classes identified below, in each case with the same or lower total net expenses. The following amounts are included in the amount repurchased of the terminated classes and the amount sold of the redesignated classes.
Redesignation	Effective date	Amount
Class B shares as Class A shares	October 14, 2020	$1,186,076
Class I2 shares as Class I shares	October 9, 2020	$42,807,288
Class R1 shares as Class R2 shares	October 23, 2020	$10,501,493
Class R3 shares as Class R2 shares	October 9, 2020	$8,937,799
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $6,409,992,437 and $10,480,575,528, respectively, for the year ended March 31, 2021.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At March 31, 2021, funds within the John Hancock group of funds complex held 10.2% of the fund's net assets. There were no affiliated funds with an ownership of 5% or more of the fund's net assets.
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
34	JOHN HANCOCK Disciplined Value Fund | ANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	$6,063,564	$790,562,126	$(796,618,250)	$(4,505)	$(2,935)	$1,373,142	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
ANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	35

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock Disciplined Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Disciplined Value Fund (one of the funds constituting John Hancock Funds III, referred to hereafter as the "Fund") as of March 31, 2021, the related statement of operations for the year ended March 31, 2021, the statements of changes in net assets for each of the two years in the period ended March 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2021 and the financial highlights for each of the five years in the period ended March 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 7, 2021
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
36	|

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2021.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund paid $55,233,035 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2021 Form 1099-DIV in early 2022. This will reflect the tax character of all distributions paid in calendar year 2021.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	37

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management, LLC and John Hancock Variable Trust Advisers, LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Disciplined Value Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Boston Partners Global Investors, Inc. (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues. The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 23-25, 2021 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2020 through December 31, 2020, included an assessment of important aspects of the LRMP including, but not limited to: (1) Highly Liquid Investment Minimum (HLIM) determination; (2) Compliance with the 15% limit on illiquid investments; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) Security-level liquidity classifications; (5) Liquidity risk assessment; and (6) Operation of the Fund’s Redemption-In-Kind Procedures. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2020.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not experience any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM;] and
•	The Chief Compliance Officer’s office performed audit testing of the LRMP which resulted in an assessment that the LRMP’s control environment was deemed to be operating effectively and in compliance with the Board approved procedures.
38	JOHN HANCOCK DISCIPLINED VALUE FUND | ANNUAL REPORT

Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	39

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	195
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
Charles L. Bardelis,[2] Born: 1941	2012	195
Trustee
Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).
James R. Boyle, Born: 1959	2015	195
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014–July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999–2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005–2010). Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
Peter S. Burgess,[2] Born: 1942	2012	195
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).
William H. Cunningham, Born: 1944	2006	195
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009–2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Grace K. Fey, Born: 1946	2012	195
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
40	JOHN HANCOCK DISCIPLINED VALUE FUND | ANNUAL REPORT

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2008	195
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
James M. Oates,† Born: 1946	2012	195
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.
Steven R. Pruchansky, Born: 1944	2006	195
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,2,* Born: 1960	2020	195
Trustee
Director, Northern New England Energy Corporation (since 2017); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director, Audit Committee Chair and Compensation Committee Member, Planet Fitness (since 2016); Director, Citizen Cider, Inc. (high-end hard cider and hard seltzer company) (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015); Independent Financial Consultant, Frances Rathke Consulting (strategic and financial consulting services) (2001-2003); Chief Financial Officer and Secretary, Ben & Jerry’s Homemade, Inc. (1989-2000, including prior positions); Senior Manager, Coopers & Lybrand, LLC (independent public accounting firm) (1982-1989). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	41

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2008	195
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer,Westchester County, New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	195
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison, Born: 1963	2018	195
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013- 2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
42	JOHN HANCOCK DISCIPLINED VALUE FUND | ANNUAL REPORT

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, various trusts within the John Hancock Fund Complex (2018–2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, various trusts within the John Hancock Fund Complex (2016–2018); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
†	Mr. Oates retired as Trustee effective April 30, 2021.
*	Appointed as Independent Trustee effective as of September 15, 2020.
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	43

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess
*William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*,1
Frances G. Rathke*,2
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg3
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Retired effective 4-30-21
2 Appointed as Independent Trustee effective as of September 15, 2020
3 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Boston Partners Global Investors, Inc.
Portfolio Managers
David T. Cohen, CFA
Mark E. Donovan, CFA
Stephanie T. McGirr
David J. Pyle, CFA
Joshua White, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
44	JOHN HANCOCK DISCIPLINED VALUE FUND | ANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Alternative Risk Premia
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Disciplined Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1591703	330A 3/21
5/2021

Annual report
John Hancock
Disciplined Value Mid Cap Fund
U.S. equity
March 31, 2021

A message to shareholders
Dear shareholder,
The U.S. stock market started the period with a sharp decline brought on by the outbreak of the COVID-19 pandemic. While the federal government enacted massive stimulus efforts and the U.S. Federal Reserve committed to a near-zero interest rate policy, the volatility continued as the number of individuals infected rose during the summer and early fall. A contentious election cycle caused some investors to seek out safe havens, but after a resolution—and with multiple vaccines providing encouraging news about containing the virus—the markets closed out the 12 months ended March 31, 2021, with strong gains.
Despite the good news, there are still obstacles. While the overall economic outlook has improved and unemployment rates have declined, some regional economies may have reopened too early and many industries will take time to recover from the losses suffered.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Disciplined Value Mid Cap Fund

2	Your fund at a glance
4	Manager's discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund's investments
16	Financial statements
19	Financial highlights
25	Notes to financial statements
33	Report of independent registered public accounting firm
34	Tax information
35	Statement Regarding Liquidity Risk Management
37	Trustees and Officers
41	More information
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term growth of capital with current income as a secondary objective.
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/2021 (%)

The Russell Midcap Value Index is an unmanaged index that measures the performance of publicly traded mid-cap companies with lower price-to-book ratios and lower forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

The fund’s benchmark, the Russell Midcap Value Index, had an outstanding return for the period
Stocks were boosted by the prospect of improving economic growth and continued monetary accommodation from the U.S. Federal Reserve.
The fund posted a solid return but trailed its benchmark
Although the fund trailed its benchmark, focusing on economically sensitive sectors over defensive sectors had a positive impact on performance.
Stock selection detracted from results
Selection in the industrials and real estate sectors accounted for the majority of the shortfall.
SECTOR COMPOSITION AS OF 3/31/2021 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	3

Manager’s discussion of fund performance
How would you describe the market backdrop during the 12 months ended March 31, 2021?
U.S. equities performed very well in the annual period, rebounding from a volatile first quarter of 2020, thanks to the combination of improving economic data, ongoing accommodation from the U.S. Federal Reserve, and the approval and subsequent rollout of multiple coronavirus vaccines. The first vaccine announcement, in November 2020, touched a shift in market leadership. Whereas growth stocks had outperformed value by a wide margin up to that point, greater clarity about the prospects for a reopening of the economy sparked a rotation into economically sensitive stocks that had previously lagged. As a result, value stocks strongly outpaced the broader market in the final four-plus months of the period.
What factors affected the fund’s performance?
The fund, while delivering a robust total return, didn't quite keep pace with its benchmark. Stock selection was the primary detractor from relative performance, primarily as a result of modest shortfalls in the industrials and real estate sectors. In the former, the defense companies Huntington Ingalls Industries, Inc. and L3Harris Technologies, Inc.—while each posting gains—trailed the overall sector due to worries about possible cuts to the U.S. defense budget. In the real estate space, underperformance was largely the result of positions in office property operators that were hurt by concerns about the long-term effects of the shift toward a
TOP 10 HOLDINGS AS OF 3/31/2021 (% of net assets)
Fifth Third Bancorp	2.1
Huntington Bancshares, Inc.	1.9
Ameriprise Financial, Inc.	1.9
KeyCorp	1.5
Dover Corp.	1.4
Eaton Corp. PLC	1.4
Qorvo, Inc.	1.3
Truist Financial Corp.	1.3
AMETEK, Inc.	1.3
TE Connectivity, Ltd.	1.3
TOTAL	15.4
Cash and cash equivalents are not included.
4	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | ANNUAL REPORT

work-at-home environment. Boston Properties, Inc., Kilroy Realty Corp., and Douglas Emmett, Inc. were among the key detractors in this area. We sold the fund's positions in Boston Properties and Douglas Emmett prior to period end.
On the other hand, effective stock selection in information technology helped fund performance. Many of the top contributors were semiconductor stocks, including chip manufacturers NXP Semiconductors NV and ON Semiconductor Corp., as well as capital equipment suppliers Lam Research Corp. and KLA Corp. All four outperformed the broader tech sector behind expectations for increased capital spending across the industry and rising demand for industrial and automotive semiconductor products. We sold the fund's positions in ON Semiconductor and Lam Research prior to period end.
Sector allocations also contributed to the fund’s results. The fund benefited from our decision to add economic sensitivity to the portfolio throughout the course of the year, largely through increases in the industrials and consumer discretionary sectors. This shift allowed the fund to capitalize on the relative strength in these areas, particularly in the latter half of the period. On the other end of the spectrum, we viewed defensive market segments—including utilities, consumer staples, and real estate—as being too expensive in relation to their growth potential. The fund was therefore underweight in the these sectors, which was an additional contributor to results given that all three indeed underperformed.
MANAGED BY

Steven L. Pollack, CFA
Joseph F. Feeney, Jr., CFA
The views expressed in this report are exclusively those of Steven L. Pollack, CFA, Boston Partners, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Boston Partners is an indirect, wholly owned subsidiary of Orix Corporation of Japan.
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	5

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED MARCH 31, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A	63.02	10.81	11.22	67.05	189.56
Class C1	69.20	11.10	10.97	69.24	183.26
Class I2	71.97	12.22	12.09	77.99	213.13
Class R2[1,2]	71.23	11.78	11.65	74.52	200.92
Class R4[1,2]	71.69	12.06	11.87	76.69	206.91
Class R6[1,2]	72.06	12.34	12.17	78.90	215.25
Index†	73.76	11.60	11.05	73.09	185.35
Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, and Class R6 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R6
Gross (%)	1.12	1.87	0.87	1.26	1.11	0.76
Net (%)	1.11	1.86	0.86	1.25	1.00	0.75
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the Russell Midcap Value Index.
See the following page for footnotes.
6	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | ANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Disciplined Value Mid Cap Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Russell Midcap Value Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	3-31-11	28,326	28,326	28,535
Class I2	3-31-11	31,313	31,313	28,535
Class R2[1,2]	3-31-11	30,092	30,092	28,535
Class R4[1,2]	3-31-11	30,691	30,691	28,535
Class R6[1,2]	3-31-11	31,525	31,525	28,535
The Russell Midcap Value Index is an unmanaged index that measures the performance of publicly traded mid-cap companies with lower price-to-book ratios and lower forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class C, Class R2, Class R4, and Class R6 shares were first offered on 8-15-11, 3-1-12, 7-2-13, and 9-1-11, respectively; Returns shown prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund's prospectus.
[3]	The contingent deferred sales charge is not applicable.
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2020, with the same investment held until March 31, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on October 1, 2020, with the same investment held until March 31, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 10-1-2020	Ending value on 3-31-2021	Expenses paid during period ended 3-31-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,381.10	$6.53	1.10%
	Hypothetical example	1,000.00	1,019.40	5.54	1.10%
Class C	Actual expenses/actual returns	1,000.00	1,376.00	10.96	1.85%
	Hypothetical example	1,000.00	1,015.70	9.30	1.85%
Class I	Actual expenses/actual returns	1,000.00	1,383.20	5.11	0.86%
	Hypothetical example	1,000.00	1,020.60	4.33	0.86%
Class R2	Actual expenses/actual returns	1,000.00	1,380.00	7.36	1.24%
	Hypothetical example	1,000.00	1,018.70	6.24	1.24%
Class R4	Actual expenses/actual returns	1,000.00	1,382.20	5.94	1.00%
	Hypothetical example	1,000.00	1,019.90	5.04	1.00%
Class R6	Actual expenses/actual returns	1,000.00	1,383.20	4.46	0.75%
	Hypothetical example	1,000.00	1,021.20	3.78	0.75%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	9

Fund’s investments
AS OF 3-31-21
	Shares	Value
Common stocks 97.7%		$16,848,488,559
(Cost $11,398,368,396)
Communication services 1.8%		307,432,224
Entertainment 0.5%
Live Nation Entertainment, Inc. (A)	958,192	81,110,953
Interactive media and services 0.3%
Yelp, Inc. (A)	1,565,155	61,041,045
Media 1.0%
Altice USA, Inc., Class A (A)	2,532,199	82,372,433
TEGNA, Inc.	4,402,963	82,907,793
Consumer discretionary 13.4%		2,309,975,540
Auto components 1.1%
Gentex Corp.	2,572,611	91,765,034
Lear Corp.	575,764	104,357,225
Automobiles 0.8%
Harley-Davidson, Inc.	3,601,989	144,439,759
Distributors 0.5%
LKQ Corp. (A)	1,931,747	81,770,851
Hotels, restaurants and leisure 3.4%
Darden Restaurants, Inc.	570,884	81,065,528
International Game Technology PLC (A)	1,748,683	28,066,362
Las Vegas Sands Corp. (A)	1,409,200	85,622,992
Marriott International, Inc., Class A (A)	678,488	100,490,858
Norwegian Cruise Line Holdings, Ltd. (A)(B)	2,055,731	56,717,618
Travel + Leisure Company	1,199,065	73,334,815
Wyndham Hotels & Resorts, Inc.	1,521,011	106,136,148
Wynn Resorts, Ltd. (A)	448,463	56,223,806
Household durables 2.2%
Mohawk Industries, Inc. (A)	770,103	148,098,508
Tempur Sealy International, Inc.	1,538,846	56,260,210
Whirlpool Corp.	747,221	164,650,147
Internet and direct marketing retail 1.4%
eBay, Inc.	2,195,301	134,440,233
Expedia Group, Inc. (A)	593,865	102,216,044
Leisure products 0.5%
Hasbro, Inc.	901,586	86,660,446
Multiline retail 0.3%
Dollar Tree, Inc. (A)	481,350	55,095,321
Specialty retail 3.2%
AutoZone, Inc. (A)	134,598	189,015,971
10	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer discretionary (continued)
Specialty retail (continued)
Best Buy Company, Inc.	461,712	$53,009,155
Foot Locker, Inc.	1,838,199	103,398,694
Ross Stores, Inc.	982,895	117,858,939
Ulta Beauty, Inc. (A)	288,776	89,280,876
Consumer staples 1.5%		261,116,922
Beverages 0.8%
Coca-Cola European Partners PLC	2,552,386	133,132,454
Food and staples retailing 0.3%
U.S. Foods Holding Corp. (A)	1,608,432	61,313,428
Food products 0.4%
Nomad Foods, Ltd. (A)	2,427,933	66,671,040
Energy 6.3%		1,084,159,219
Energy equipment and services 2.5%
ChampionX Corp. (A)	4,346,467	94,448,728
Halliburton Company	3,842,279	82,455,307
Helmerich & Payne, Inc.	2,537,776	68,418,441
Schlumberger NV	7,024,088	190,984,953
Oil, gas and consumable fuels 3.8%
ConocoPhillips	3,006,479	159,253,193
Diamondback Energy, Inc.	949,762	69,798,009
HollyFrontier Corp.	2,061,110	73,746,516
Marathon Petroleum Corp.	2,522,064	134,905,203
Pioneer Natural Resources Company	845,655	134,306,927
Valero Energy Corp.	1,059,245	75,841,942
Financials 18.6%		3,206,532,809
Banks 8.0%
East West Bancorp, Inc.	2,732,049	201,625,216
Fifth Third Bancorp	9,506,608	356,022,470
Huntington Bancshares, Inc.	20,766,579	326,450,622
KeyCorp	12,958,000	258,900,838
Truist Financial Corp.	3,882,419	226,422,676
Capital markets 2.3%
Ameriprise Financial, Inc.	1,399,788	325,380,721
State Street Corp.	852,358	71,606,596
Consumer finance 2.4%
Capital One Financial Corp.	563,680	71,717,006
Discover Financial Services	1,940,437	184,322,111
SLM Corp.	5,101,047	91,665,815
Synchrony Financial	1,753,158	71,283,404
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	11

	Shares	Value
Financials (continued)
Insurance 5.5%
Aflac, Inc.	1,310,646	$67,078,862
Alleghany Corp. (A)	235,143	147,267,709
American International Group, Inc.	2,328,689	107,608,719
Aon PLC, Class A	442,836	101,900,992
Everest Re Group, Ltd.	566,286	140,331,334
Globe Life, Inc.	1,005,311	97,143,202
Reinsurance Group of America, Inc.	666,937	84,067,409
RenaissanceRe Holdings, Ltd.	391,154	62,682,429
The Travelers Companies, Inc.	461,059	69,343,274
Willis Towers Watson PLC	294,946	67,507,240
Thrifts and mortgage finance 0.4%
Essent Group, Ltd.	1,604,636	76,204,164
Health care 8.7%		1,501,554,163
Health care equipment and supplies 1.3%
Boston Scientific Corp. (A)	1,516,837	58,625,750
Zimmer Biomet Holdings, Inc.	1,028,294	164,609,304
Health care providers and services 4.9%
AmerisourceBergen Corp.	1,177,900	139,074,653
Centene Corp. (A)	1,800,259	115,054,553
HCA Healthcare, Inc.	525,620	98,995,271
Humana, Inc.	383,299	160,698,106
Laboratory Corp. of America Holdings (A)	307,488	78,418,665
Molina Healthcare, Inc. (A)	363,801	85,042,122
Universal Health Services, Inc., Class B	1,216,868	162,318,023
Life sciences tools and services 2.2%
Avantor, Inc. (A)	4,319,875	124,973,984
ICON PLC (A)	638,703	125,422,108
IQVIA Holdings, Inc. (A)	328,326	63,412,884
PPD, Inc. (A)	1,855,236	70,202,130
Pharmaceuticals 0.3%
Jazz Pharmaceuticals PLC (A)	332,826	54,706,610
Industrials 22.4%		3,859,239,252
Aerospace and defense 5.8%
BWX Technologies, Inc.	1,905,886	125,674,123
Curtiss-Wright Corp.	656,903	77,908,696
General Dynamics Corp.	629,051	114,210,500
Hexcel Corp. (A)	2,002,654	112,148,624
Howmet Aerospace, Inc. (A)	5,349,642	171,883,997
Huntington Ingalls Industries, Inc.	467,006	96,133,185
L3Harris Technologies, Inc.	638,397	129,390,304
Textron, Inc.	3,096,753	173,665,908
12	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Air freight and logistics 0.4%
Expeditors International of Washington, Inc.	688,801	$74,176,980
Airlines 1.4%
Alaska Air Group, Inc. (A)	1,927,110	133,375,283
Southwest Airlines Company (A)	1,681,722	102,685,945
Building products 1.2%
Masco Corp.	1,419,362	85,019,784
Owens Corning	1,367,766	125,957,571
Construction and engineering 0.5%
MasTec, Inc. (A)	911,689	85,425,259
Electrical equipment 4.1%
AMETEK, Inc.	1,770,003	226,082,483
Eaton Corp. PLC	1,671,914	231,192,268
EnerSys	600,026	54,482,361
Hubbell, Inc.	283,919	53,061,622
Regal Beloit Corp.	442,036	63,069,696
Vertiv Holdings Company	3,438,221	68,764,420
Machinery 6.5%
Allison Transmission Holdings, Inc.	2,659,536	108,588,855
Altra Industrial Motion Corp.	1,550,114	85,752,306
Cummins, Inc.	431,071	111,694,807
Dover Corp.	1,772,962	243,126,279
ITT, Inc.	1,715,895	155,992,014
Oshkosh Corp.	1,249,792	148,300,319
PACCAR, Inc.	939,186	87,269,163
Parker-Hannifin Corp.	580,871	183,224,140
Professional services 2.5%
ASGN, Inc. (A)	1,244,438	118,769,163
Leidos Holdings, Inc.	1,192,086	114,774,040
Robert Half International, Inc.	1,542,403	120,415,402
Science Applications International Corp.	921,447	77,023,755
Information technology 8.0%		1,374,021,575
Electronic equipment, instruments and components 1.8%
Flex, Ltd. (A)	4,420,083	80,931,720
TE Connectivity, Ltd.	1,705,278	220,168,443
IT services 0.9%
Amdocs, Ltd.	840,794	58,981,699
EVERTEC, Inc.	2,369,125	88,178,833
Semiconductors and semiconductor equipment 3.0%
KLA Corp.	262,048	86,580,659
NXP Semiconductors NV	1,041,108	209,616,685
Qorvo, Inc. (A)	1,244,143	227,304,926
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	13

	Shares	Value
Information technology (continued)
Software 0.5%
SS&C Technologies Holdings, Inc.	1,268,263	$88,613,536
Technology hardware, storage and peripherals 1.8%
NetApp, Inc.	1,350,847	98,166,051
Western Digital Corp.	1,986,073	132,570,373
Xerox Holdings Corp.	3,416,096	82,908,650
Materials 6.2%		1,074,888,285
Chemicals 4.6%
Corteva, Inc.	2,988,712	139,333,753
DuPont de Nemours, Inc.	1,758,198	135,873,541
FMC Corp.	1,722,721	190,550,170
Ingevity Corp. (A)	924,160	69,801,805
PPG Industries, Inc.	560,023	84,149,056
The Mosaic Company	3,051,842	96,468,726
Valvoline, Inc.	2,713,912	70,751,686
Construction materials 0.5%
Eagle Materials, Inc.	714,535	96,040,649
Containers and packaging 0.3%
Avery Dennison Corp.	326,662	59,991,476
Metals and mining 0.8%
Steel Dynamics, Inc.	2,599,043	131,927,423
Real estate 6.7%		1,164,716,074
Equity real estate investment trusts 6.7%
American Homes 4 Rent, Class A	2,674,191	89,157,528
Cousins Properties, Inc.	2,665,460	94,224,011
CyrusOne, Inc.	1,125,329	76,207,280
Duke Realty Corp.	3,263,504	136,838,723
Equity Residential	2,042,288	146,289,089
Essex Property Trust, Inc.	383,743	104,316,697
Healthpeak Properties, Inc.	2,703,960	85,823,690
Kilroy Realty Corp.	1,304,556	85,618,010
Lamar Advertising Company, Class A	755,294	70,937,212
Regency Centers Corp.	2,250,213	127,609,579
Welltower, Inc.	2,061,905	147,694,255
Utilities 4.1%		704,852,496
Electric utilities 2.3%
American Electric Power Company, Inc.	818,170	69,298,999
Edison International	2,106,742	123,455,081
Entergy Corp.	1,116,705	111,078,646
PG&E Corp. (A)	7,270,967	85,143,024
14	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Utilities (continued)
Multi-utilities 1.8%
CenterPoint Energy, Inc.	8,803,374	$199,396,421
DTE Energy Company	874,871	116,480,325

	Yield (%)	Shares	Value
Short-term investments 2.5%			$434,672,927
(Cost $434,672,951)
Short-term funds 2.5%			434,672,927
John Hancock Collateral Trust (C)	0.0470(D)	122,930	1,229,904
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0359(D)	433,443,023	433,443,023

Total investments (Cost $11,833,041,347) 100.2%	$17,283,161,486
Other assets and liabilities, net (0.2%)	(40,385,127)
Total net assets 100.0%	$17,242,776,359

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-21.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 3-31-21.
At 3-31-21, the aggregate cost of investments for federal income tax purposes was $11,947,273,009. Net unrealized appreciation aggregated to $5,335,888,477, of which $5,357,587,804 related to gross unrealized appreciation and $21,699,327 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	15

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-21

Assets
Unaffiliated investments, at value (Cost $11,831,811,419) including $1,194,787 of securities loaned	$17,281,931,582
Affiliated investments, at value (Cost $1,229,928)	1,229,904
Total investments, at value (Cost $11,833,041,347)	17,283,161,486
Dividends and interest receivable	19,923,704
Receivable for fund shares sold	48,026,337
Receivable for investments sold	10,688,959
Receivable for securities lending income	4,367
Other assets	415,075
Total assets	17,362,219,928
Liabilities
Payable for investments purchased	98,467,657
Payable for fund shares repurchased	16,585,514
Payable upon return of securities loaned	1,229,928
Payable to affiliates
Accounting and legal services fees	669,367
Transfer agent fees	1,244,006
Distribution and service fees	63,883
Trustees' fees	6,037
Other liabilities and accrued expenses	1,177,177
Total liabilities	119,443,569
Net assets	$17,242,776,359
Net assets consist of
Paid-in capital	$11,210,253,905
Total distributable earnings (loss)	6,032,522,454
Net assets	$17,242,776,359

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,204,138,565 ÷ 47,544,262 shares)[1]	$25.33
Class C ($92,290,234 ÷ 3,641,725 shares)[1]	$25.34
Class I ($11,931,922,876 ÷ 450,439,203 shares)	$26.49
Class R2 ($105,945,419 ÷ 4,017,012 shares)	$26.37
Class R4 ($130,313,746 ÷ 4,925,196 shares)	$26.46
Class R6 ($3,778,165,519 ÷ 142,654,924 shares)	$26.48
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$26.66

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
16	JOHN HANCOCK Disciplined Value Mid Cap Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 3-31-21

Investment income
Dividends	$209,999,505
Securities lending	1,055,040
Interest	151,610
Less foreign taxes withheld	(305,402)
Total investment income	210,900,753
Expenses
Investment management fees	91,467,137
Distribution and service fees	4,227,174
Accounting and legal services fees	2,054,900
Transfer agent fees	11,813,738
Trustees' fees	209,818
Custodian fees	1,327,231
State registration fees	297,458
Printing and postage	632,368
Professional fees	288,404
Other	347,330
Total expenses	112,665,558
Less expense reductions	(1,078,618)
Net expenses	111,586,940
Net investment income	99,313,813
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	891,151,715
Affiliated investments	117,190
Realized gain on investments not meeting investment restrictions	389,254
Redemptions in kind	59,642,022
951,300,181
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	5,855,257,073
Affiliated investments	(25,133)
5,855,231,940
Net realized and unrealized gain	6,806,532,121
Increase in net assets from operations	$6,905,845,934
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	17

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-21	Year ended 3-31-20
Increase (decrease) in net assets
From operations
Net investment income	$99,313,813	$124,207,131
Net realized gain	951,300,181	113,183,884
Change in net unrealized appreciation (depreciation)	5,855,231,940	(2,735,655,599)
Increase (decrease) in net assets resulting from operations	6,905,845,934	(2,498,264,584)
Distributions to shareholders
From earnings
Class A	(10,011,633)	(25,996,912)
Class C	(337,541)	(2,622,914)
Class I	(105,682,902)	(214,061,726)
Class R2	(827,271)	(2,428,506)
Class R4	(1,268,379)	(2,021,537)
Class R6	(39,590,248)	(83,982,247)
Class ADV[1]	—	(17,729)
Total distributions	(157,717,974)	(331,131,571)
From fund share transactions	578,280,006	396,141,647
Total increase (decrease)	7,326,407,966	(2,433,254,508)
Net assets
Beginning of year	9,916,368,393	12,349,622,901
End of year	$17,242,776,359	$9,916,368,393

[1]	Share class was redesignated during the year. Refer to Note 5 for further details.
18	JOHN HANCOCK Disciplined Value Mid Cap Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	3-31-21	3-31-20	3-31-19	3-31-18	3-31-17
Per share operating performance
Net asset value, beginning of period	$14.91	$19.08	$22.35	$21.61	$18.49
Net investment income[1]	0.10	0.14	0.12	0.07	0.10
Net realized and unrealized gain (loss) on investments	10.54	(3.83)	(1.01)	2.11	3.57
Total from investment operations	10.64	(3.69)	(0.89)	2.18	3.67
Less distributions
From net investment income	(0.14)	(0.14)	(0.13)	(0.06)	(0.14)
From net realized gain	(0.08)	(0.34)	(2.25)	(1.38)	(0.41)
Total distributions	(0.22)	(0.48)	(2.38)	(1.44)	(0.55)
Net asset value, end of period	$25.33	$14.91	$19.08	$22.35	$21.61
Total return (%)[2,3]	71.55	(20.06)	(2.98)	10.15	19.96
Ratios and supplemental data
Net assets, end of period (in millions)	$1,204	$782	$1,184	$1,547	$2,088
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12	1.12	1.11	1.11	1.12
Expenses including reductions	1.11	1.12	1.10	1.10	1.12
Net investment income	0.52	0.70	0.58	0.30	0.48
Portfolio turnover (%)	52[4]	54	53	53	50

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	19

CLASS C SHARES Period ended	3-31-21	3-31-20	3-31-19	3-31-18	3-31-17
Per share operating performance
Net asset value, beginning of period	$14.94	$19.13	$22.42	$21.77	$18.65
Net investment loss[1]	(0.05)	(0.01)	(0.04)	(0.10)	(0.05)
Net realized and unrealized gain (loss) on investments	10.53	(3.84)	(1.00)	2.13	3.58
Total from investment operations	10.48	(3.85)	(1.04)	2.03	3.53
Less distributions
From net realized gain	(0.08)	(0.34)	(2.25)	(1.38)	(0.41)
Net asset value, end of period	$25.34	$14.94	$19.13	$22.42	$21.77
Total return (%)[2,3]	70.20	(20.63)	(3.72)	9.35	18.99
Ratios and supplemental data
Net assets, end of period (in millions)	$92	$107	$182	$278	$319
Ratios (as a percentage of average net assets):
Expenses before reductions	1.87	1.87	1.86	1.86	1.87
Expenses including reductions	1.86	1.87	1.85	1.85	1.87
Net investment loss	(0.23)	(0.07)	(0.19)	(0.43)	(0.27)
Portfolio turnover (%)	52[4]	54	53	53	50

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes in-kind transactions.
20	JOHN HANCOCK Disciplined Value Mid Cap Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	3-31-21	3-31-20	3-31-19	3-31-18	3-31-17
Per share operating performance
Net asset value, beginning of period	$15.58	$19.91	$23.22	$22.39	$19.14
Net investment income[1]	0.16	0.20	0.18	0.14	0.16
Net realized and unrealized gain (loss) on investments	11.02	(4.00)	(1.06)	2.19	3.69
Total from investment operations	11.18	(3.80)	(0.88)	2.33	3.85
Less distributions
From net investment income	(0.19)	(0.19)	(0.18)	(0.12)	(0.19)
From net realized gain	(0.08)	(0.34)	(2.25)	(1.38)	(0.41)
Total distributions	(0.27)	(0.53)	(2.43)	(1.50)	(0.60)
Net asset value, end of period	$26.49	$15.58	$19.91	$23.22	$22.39
Total return (%)[2]	71.97	(19.84)	(2.79)	10.46	20.25
Ratios and supplemental data
Net assets, end of period (in millions)	$11,932	$6,349	$7,784	$9,799	$9,512
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87	0.87	0.88	0.86	0.86
Expenses including reductions	0.86	0.87	0.87	0.85	0.86
Net investment income	0.78	0.97	0.82	0.58	0.75
Portfolio turnover (%)	52[3]	54	53	53	50

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	21

CLASS R2 SHARES Period ended	3-31-21	3-31-20	3-31-19	3-31-18	3-31-17
Per share operating performance
Net asset value, beginning of period	$15.53	$19.85	$23.14	$22.32	$19.09
Net investment income[1]	0.08	0.11	0.09	0.04	0.07
Net realized and unrealized gain (loss) on investments	10.96	(3.98)	(1.04)	2.19	3.68
Total from investment operations	11.04	(3.87)	(0.95)	2.23	3.75
Less distributions
From net investment income	(0.12)	(0.11)	(0.09)	(0.03)	(0.11)
From net realized gain	(0.08)	(0.34)	(2.25)	(1.38)	(0.41)
Total distributions	(0.20)	(0.45)	(2.34)	(1.41)	(0.52)
Net asset value, end of period	$26.37	$15.53	$19.85	$23.14	$22.32
Total return (%)[2]	71.23	(20.14)	(3.14)	10.03	19.76
Ratios and supplemental data
Net assets, end of period (in millions)	$106	$77	$131	$188	$216
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25	1.26	1.27	1.26	1.27
Expenses including reductions	1.24	1.25	1.26	1.25	1.26
Net investment income	0.39	0.54	0.41	0.17	0.35
Portfolio turnover (%)	52[3]	54	53	53	50

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes in-kind transactions.
22	JOHN HANCOCK Disciplined Value Mid Cap Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	3-31-21	3-31-20	3-31-19	3-31-18	3-31-17
Per share operating performance
Net asset value, beginning of period	$15.57	$19.90	$23.20	$22.38	$19.13
Net investment income[1]	0.14	0.17	0.15	0.09	0.12
Net realized and unrealized gain (loss) on investments	10.99	(4.00)	(1.05)	2.20	3.70
Total from investment operations	11.13	(3.83)	(0.90)	2.29	3.82
Less distributions
From net investment income	(0.16)	(0.16)	(0.15)	(0.09)	(0.16)
From net realized gain	(0.08)	(0.34)	(2.25)	(1.38)	(0.41)
Total distributions	(0.24)	(0.50)	(2.40)	(1.47)	(0.57)
Net asset value, end of period	$26.46	$15.57	$19.90	$23.20	$22.38
Total return (%)[2]	71.69	(19.96)	(2.90)	10.26	20.09
Ratios and supplemental data
Net assets, end of period (in millions)	$130	$55	$74	$97	$95
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11	1.11	1.12	1.12	1.11
Expenses including reductions	1.00	1.00	1.01	1.01	1.00
Net investment income	0.65	0.81	0.68	0.42	0.60
Portfolio turnover (%)	52[3]	54	53	53	50

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	23

CLASS R6 SHARES Period ended	3-31-21	3-31-20	3-31-19	3-31-18	3-31-17
Per share operating performance
Net asset value, beginning of period	$15.58	$19.90	$23.21	$22.38	$19.13
Net investment income[1]	0.18	0.23	0.21	0.17	0.18
Net realized and unrealized gain (loss) on investments	11.01	(4.00)	(1.07)	2.18	3.69
Total from investment operations	11.19	(3.77)	(0.86)	2.35	3.87
Less distributions
From net investment income	(0.21)	(0.21)	(0.20)	(0.14)	(0.21)
From net realized gain	(0.08)	(0.34)	(2.25)	(1.38)	(0.41)
Total distributions	(0.29)	(0.55)	(2.45)	(1.52)	(0.62)
Net asset value, end of period	$26.48	$15.58	$19.90	$23.21	$22.38
Total return (%)[2]	72.06	(19.72)	(2.66)	10.56	20.35
Ratios and supplemental data
Net assets, end of period (in millions)	$3,778	$2,546	$2,994	$2,748	$1,774
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76	0.76	0.77	0.77	0.77
Expenses including reductions	0.75	0.76	0.76	0.76	0.76
Net investment income	0.88	1.08	0.96	0.71	0.86
Portfolio turnover (%)	52[3]	54	53	53	50

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes in-kind transactions.
24	JOHN HANCOCK Disciplined Value Mid Cap Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Disciplined Value Mid Cap Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital with current income as a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,
ANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	25

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of March 31, 2021, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
During the year ended March 31, 2021, the fund realized gains of $389,254 on the disposal of investments not meeting the fund’s respective investment guidelines.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of March 31, 2021, the fund loaned securities valued at $1,194,787 and received $1,229,928 of cash collateral.
26	JOHN HANCOCK Disciplined Value Mid Cap Fund | ANNUAL REPORT

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. Effective June 25, 2020, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days. Prior to June 25, 2020, the fund and other affiliated funds had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended March 31, 2021, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the year ended March 31, 2021 were $56,441.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
ANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	27

The tax character of distributions for the years ended March 31, 2021 and 2020 was as follows:
	March 31, 2021	March 31, 2020
Ordinary income	$111,738,470	$118,353,152
Long-term capital gains	45,979,504	212,778,419
Total	$157,717,974	$331,131,571
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2021, the components of distributable earnings on a tax basis consisted of $42,440,666 of undistributed ordinary income and $654,193,311 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, redemptions in-kind and treatment of a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $500 million of the fund’s average daily net assets; (b) 0.775% of the next $500 million of the fund’s average daily net assets; (c) 0.750% of the next $500 million of the fund’s average daily net assets; (d) 0.725% of the next $1 billion of the fund’s average daily net assets; and (e) 0.700% of the fund’s average daily net assets in excess of $2.5 billion. The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc., an indirect, wholly owned subsidiary of ORIX Corporation of Japan. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended March 31, 2021, the expense reductions described above amounted to the following:
28	JOHN HANCOCK Disciplined Value Mid Cap Fund | ANNUAL REPORT

Class	Expense reduction
Class A	$70,975
Class C	7,632
Class I	643,154
Class R2	6,966
Class	Expense reduction
Class R4	$8,188
Class R6	233,382
Class ADV	20
Total	$970,317
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2021, were equivalent to a net annual effective rate of 0.70% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended March 31, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class ADV	0.25%	—
Currently only 0.25% is charged to Class A shares for Rule 12b-1 fees.
Class ADV was redesignated during the period. Refer to Note 5 for further details.
The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $108,301 for Class R4 shares for the year ended March 31, 2021.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $719,014 for the year ended March 31, 2021. Of this amount, $112,581 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $606,433 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to
ANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	29

compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2021, CDSCs received by the Distributor amounted to $15,755 and $8,644 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended March 31, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$2,358,865	$1,131,478
Class C	1,037,827	125,487
Class I	—	10,175,844
Class R2	450,326	10,725
Class R4	379,417	12,217
Class R6	—	357,624
Class ADV	739	363
Total	$4,227,174	$11,813,738
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$29,500,000	3	0.530%	$(1,303)
Lender	20,680,156	7	0.602%	2,419
30	JOHN HANCOCK Disciplined Value Mid Cap Fund | ANNUAL REPORT

Note 5—Fund share transactions
Transactions in fund shares for the years ended March 31, 2021 and 2020 were as follows:
	Year Ended 3-31-21		Year Ended 3-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	13,472,994	$275,798,014	13,654,022	$265,293,757
Distributions reinvested	392,018	8,620,473	1,080,962	22,667,783
Repurchased	(18,748,352)	(357,054,624)	(24,370,445)	(471,965,836)
Net decrease	(4,883,340)	$(72,636,137)	(9,635,461)	$(184,004,296)
Class C shares
Sold	600,150	$12,511,177	646,233	$12,714,167
Distributions reinvested	15,155	334,157	110,510	2,326,246
Repurchased	(4,152,547)	(83,165,788)	(3,069,943)	(60,355,776)
Net decrease	(3,537,242)	$(70,320,454)	(2,313,200)	$(45,315,363)
Class I shares
Sold	165,501,257	$3,618,428,209	132,026,217	$2,651,759,012
Distributions reinvested	3,982,496	91,517,750	8,328,620	182,396,777
Repurchased	(126,485,840)	(2,572,453,814)	(123,797,738)	(2,419,758,033)
Net increase	42,997,913	$1,137,492,145	16,557,099	$414,397,756
Class R2 shares
Sold	888,114	$18,487,562	1,106,934	$21,770,845
Distributions reinvested	32,130	736,103	97,034	2,119,217
Repurchased	(1,852,216)	(38,500,430)	(2,850,860)	(59,144,063)
Net decrease	(931,972)	$(19,276,765)	(1,646,892)	$(35,254,001)
Class R4 shares
Sold	4,035,160	$73,620,175	1,516,265	$31,772,255
Distributions reinvested	55,244	1,268,379	92,350	2,021,537
Repurchased	(2,704,605)	(56,524,560)	(1,809,529)	(38,067,820)
Net increase (decrease)	1,385,799	$18,363,994	(200,914)	$(4,274,028)
Class R6 shares
Sold	38,945,260	$804,385,733	42,572,165	$851,126,502
Distributions reinvested	1,631,198	37,468,623	3,643,329	79,716,046
Repurchased	(61,377,815)	(1,256,581,892)	(33,199,308)	(680,251,869)
Net increase (decrease)	(20,801,357)	$(414,727,536)	13,016,186	$250,590,679
ANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	31

	Year Ended 3-31-21		Year Ended 3-31-20
	Shares	Amount	Shares	Amount
Class ADV shares
Sold	2,365	$40,000	6,498	$131,200
Distributions reinvested	—	—	844	17,640
Repurchased	(33,632)	(655,241)	(6,990)	(147,940)
Net increase (decrease)	(31,267)	$(615,241)	352	$900
Total net increase	14,198,534	$578,280,006	15,777,170	$396,141,647
On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class ADV was terminated, and shareholders in this class became shareholders of the respective class identified below, with the same or lower total net expenses. The following amount is included in the amount repurchased of the terminated class and the amount sold of the redesignated class.
Redesignation	Effective date	Amount
Class ADV shares as Class A shares	October 9, 2020	$610,733
On December 14, 2020, there was a redemption in kind from Class R6 shares of $146,094,861, which represented approximately 1.1% of the fund on that date. For purposes of US GAAP, this transaction was treated as a sale of securities and the resulting gains and losses were recognized based on the market value of the securities on the date of the transfer. For tax purposes, no gains or losses were recognized. Net realized gain resulting from such redemption in kind is shown on the Statement of operations.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and in kind transactions, amounted to $7,017,471,232 and $6,465,947,571, respectively, for the year ended March 31, 2021.
Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	122,930	$57,755,072	$1,015,888,592	$(1,072,505,817)	$117,190	$(25,133)	$1,055,040	—	$1,229,904

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 8—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
32	JOHN HANCOCK Disciplined Value Mid Cap Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock Disciplined Value Mid Cap Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Disciplined Value Mid Cap Fund (one of the funds constituting John Hancock Funds III, referred to hereafter as the "Fund") as of March 31, 2021, the related statement of operations for the year ended March 31, 2021, the statements of changes in net assets for each of the two years in the period ended March 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2021 and the financial highlights for each of the five years in the period ended March 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 7, 2021
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	33

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2021.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund paid $105,302,722 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2021 Form 1099-DIV in early 2022. This will reflect the tax character of all distributions paid in calendar year 2021.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
34	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | ANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management, LLC and John Hancock Variable Trust Advisers, LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Disciplined Value Mid Cap Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Boston Partners Global Investors, Inc. (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues. The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 23-25, 2021 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2020 through December 31, 2020, included an assessment of important aspects of the LRMP including, but not limited to: (1) Highly Liquid Investment Minimum (HLIM) determination; (2) Compliance with the 15% limit on illiquid investments; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) Security-level liquidity classifications; (5) Liquidity risk assessment; and (6) Operation of the Fund’s Redemption-In-Kind Procedures. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2020.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not experience any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM;] and
•	The Chief Compliance Officer’s office performed audit testing of the LRMP which resulted in an assessment that the LRMP’s control environment was deemed to be operating effectively and in compliance with the Board approved procedures.
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	35

Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.
36	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | ANNUAL REPORT

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	195
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
Charles L. Bardelis,[2] Born: 1941	2012	195
Trustee
Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).
James R. Boyle, Born: 1959	2015	195
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014–July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999–2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005–2010). Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
Peter S. Burgess,[2] Born: 1942	2012	195
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).
William H. Cunningham, Born: 1944	2006	195
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009–2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Grace K. Fey, Born: 1946	2012	195
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	37

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2008	195
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
James M. Oates,† Born: 1946	2012	195
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.
Steven R. Pruchansky, Born: 1944	2006	195
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,2,* Born: 1960	2020	195
Trustee
Director, Northern New England Energy Corporation (since 2017); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director, Audit Committee Chair and Compensation Committee Member, Planet Fitness (since 2016); Director, Citizen Cider, Inc. (high-end hard cider and hard seltzer company) (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015); Independent Financial Consultant, Frances Rathke Consulting (strategic and financial consulting services) (2001-2003); Chief Financial Officer and Secretary, Ben & Jerry’s Homemade, Inc. (1989-2000, including prior positions); Senior Manager, Coopers & Lybrand, LLC (independent public accounting firm) (1982-1989). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
38	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | ANNUAL REPORT

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2008	195
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer,Westchester County, New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	195
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison, Born: 1963	2018	195
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013- 2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	39

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, various trusts within the John Hancock Fund Complex (2018–2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, various trusts within the John Hancock Fund Complex (2016–2018); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
†	Mr. Oates retired as Trustee effective April 30, 2021.
*	Appointed as Independent Trustee effective as of September 15, 2020.
40	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | ANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess
*William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*,1
Frances G. Rathke*,2
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg3
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Retired effective 4-30-21
2 Appointed as Independent Trustee effective as of September 15, 2020
3 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Boston Partners Global Investors, Inc.
Portfolio Managers
Joseph F. Feeney, Jr., CFA
Steven L. Pollack, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	41

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Alternative Risk Premia
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Disciplined Value Mid Cap Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1591706	363A 3/21
5/2021

Annual report
John Hancock
Global Shareholder Yield Fund
International equity
March 31, 2021

A message to shareholders
Dear shareholder,
The global stock markets started the period with a sharp decline brought on by the outbreak of the COVID-19 pandemic. While many governments enacted various stimulus efforts, the volatility continued as the number of infected individuals rose during the summer and early fall. A contentious election cycle in the United States caused some investors to seek out safe havens, but after a resolution—and with multiple vaccines providing encouraging news about containing the virus—the markets closed out the 12 months ended March 31, 2021, with strong gains.
Despite the overall good news, there are still obstacles. Some economies may have reopened too early, the pace of vaccinations varies widely from country to country, and many industries will take time to recover from the losses suffered.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Global Shareholder Yield Fund

2	Your fund at a glance
4	Manager's discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund's investments
14	Financial statements
18	Financial highlights
24	Notes to financial statements
34	Report of independent registered public accounting firm
35	Tax information
36	Statement Regarding Liquidity Risk Management
38	Trustees and Officers
42	More information
ANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to provide a high level of income as its primary objective. Capital appreciation is a secondary investment objective.
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/2021 (%)

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Developed-marked equities regained positive momentum
Most global developed-market stocks posted sharply positive returns, as the resumption of economic growth in the wake of the coronavirus pandemic provided support for equities.
The fund trailed its benchmark, the MSCI World Index
The fund underperformed owing in part to the negative impact from positioning in the utilities sector and stock selection in the communication services sector.
Security selection in selected sectors aided relative performance
Stock selection in the materials and information technology sectors were contributors.
SECTOR COMPOSITION AS OF 3/31/2021 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	3

Manager’s discussion of fund performance
What were the main drivers of global developed-market equity performance during the 12 months ended March 31, 2021?
Global developed-market stocks staged a powerful recovery rally, rebounding sharply throughout most of the period in the wake of an early 2020 selloff triggered by the COVID-19 pandemic. Some equity indexes climbed to record highs, and many companies in the information technology and communications services sectors benefited from the work-from-home economy, generating strong returns. Companies in cyclical sectors that tend to closely track shifts in the economic environment also posted strong gains, as vaccine development and distribution led to the gradual reopening of previously restricted economic activities. Traditionally defensive sectors such as utilities and consumer staples lagged.
Fiscal and monetary support launched in response to the pandemic also provided support. On the fiscal side, exceptionally large federal spending bills were enacted in the United States, Europe, and Asia. Central banks provided additional monetary support. However, long-term interest rates rose sharply toward the end of the period amid heightened concerns about inflation.
TOP 10 HOLDINGS AS OF 3/31/2021 (% of net assets)
Allianz SE	1.8
AbbVie, Inc.	1.7
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1.7
Microsoft Corp.	1.7
Nutrien, Ltd.	1.7
Samsung Electronics Company, Ltd., GDR	1.7
Verizon Communications, Inc.	1.6
Iron Mountain, Inc.	1.6
KLA Corp.	1.6
IBM Corp.	1.5
TOTAL	16.6
Cash and cash equivalents are not included.
TOP 10 COUNTRIES AS OF 3/31/2021 (% of net assets)
United States	56.1
Canada	7.9
Germany	7.8
United Kingdom	6.9
France	5.3
Italy	3.3
Japan	2.7
Switzerland	2.4
South Korea	2.0
Taiwan	1.7
TOTAL	96.1
Cash and cash equivalents are not included.
4	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | ANNUAL REPORT

How did the fund perform?
The fund underperformed the benchmark. Through most of the first half of the period, benchmark performance leadership was dominated by a handful of mega-cap stocks in the information technology, consumer discretionary, and communication services sectors—companies in which the fund generally had limited exposure. Relative performance improved later in the period, as increased optimism over the reopening of economic activities produced a shift in investor sentiment and market leadership. At the sector level, the fund’s overweight in utilities was a detractor, as the sector was the benchmark’s weakest performer. Stock selection in the utilities sector and stock picking in the communication services sector also weighed on results. On the positive side, selection in the materials, information technology, and real estate sectors contributed.
Positions in utility firms FirstEnergy Corp. and CenterPoint Energy, Inc. were among the detractors. Shares of U.S.-based FirstEnergy fell after the U.S.-based utility holding company received federal subpoenas in connection with a political corruption investigation involving energy-related state legislation in Ohio. We subsequently sold the fund’s position during the period. Shares of CenterPoint Energy, another U.S.-based power provider, dropped on weaker commercial and industrial electricity demand during the pandemic.
Two positions that had the a positive impact on relative performance were Taiwan Semiconductor Manufacturing Company, Ltd., and Texas Instruments, Inc. Both companies saw their shares rise on strong semiconductor demand amid capacity constraints.
MANAGED BY

William W. Priest, CFA
John Tobin, Ph.D., CFA
Kera Van Valen, CFA
Michael A. Welhoelter, CFA
The views expressed in this report are exclusively those of Kera Van Valen, CFA, Epoch Investment Partners, Inc., and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	5

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED MARCH 31, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†
	1-year	5-year	10-year	5-year	10-year	as of 3-31-21	as of 3-31-21
Class A	33.26	5.14	6.38	28.47	85.55	2.11	1.95
Class C	38.22	5.43	6.15	30.27	81.67	1.48	1.36
Class I1	40.65	6.49	7.26	36.96	101.51	2.34	2.22
Class R2[1,2]	40.19	6.10	6.81	34.43	93.17	2.06	1.98
Class R6[1,2]	40.72	6.61	7.33	37.74	102.93	2.57	2.46
Class NAV[1]	40.83	6.61	7.37	37.70	103.61	2.55	2.47
Index††	54.03	13.36	9.88	87.16	156.58	—	—
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R6	Class NAV
Gross (%)	1.29	1.99	0.99	1.38	0.88	0.87
Net (%)	1.09	1.84	0.84	1.24	0.74	0.86
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
†† Index is the MSCI World Index.
See the following page for footnotes.
6	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | ANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Global Shareholder Yield Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the MSCI World Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3	3-31-11	18,167	18,167	25,658
Class I1	3-31-11	20,151	20,151	25,658
Class R2[1,2]	3-31-11	19,317	19,317	25,658
Class R6[1,2]	3-31-11	20,293	20,293	25,658
Class NAV[1]	3-31-11	20,361	20,361	25,658
The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund's prospectuses.
[2]	Class R2 and Class R6 shares were first offered 3-1-12 and 9-1-11, respectively. The returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[3]	The contingent deferred sales charge is not applicable.
ANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2020, with the same investment held until March 31, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on October 1, 2020, with the same investment held until March 31, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 10-1-2020	Ending value on 3-31-2021	Expenses paid during period ended 3-31-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,193.70	$5.96	1.09%
	Hypothetical example	1,000.00	1,019.50	5.49	1.09%
Class C	Actual expenses/actual returns	1,000.00	1,188.90	10.04	1.84%
	Hypothetical example	1,000.00	1,015.80	9.25	1.84%
Class I	Actual expenses/actual returns	1,000.00	1,195.30	4.60	0.84%
	Hypothetical example	1,000.00	1,020.70	4.23	0.84%
Class R2	Actual expenses/actual returns	1,000.00	1,192.80	6.72	1.23%
	Hypothetical example	1,000.00	1,018.80	6.19	1.23%
Class R6	Actual expenses/actual returns	1,000.00	1,196.30	4.05	0.74%
	Hypothetical example	1,000.00	1,021.20	3.73	0.74%
Class NAV	Actual expenses/actual returns	1,000.00	1,196.10	4.05	0.74%
	Hypothetical example	1,000.00	1,021.20	3.73	0.74%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	9

Fund’s investments
AS OF 3-31-21
	Shares	Value
Common stocks 98.4%		$1,119,742,594
(Cost $782,813,888)
Canada 7.9%		90,024,798
BCE, Inc.	270,670	12,218,596
Fortis, Inc.	185,555	8,051,495
Great-West Lifeco, Inc.	383,756	10,211,507
Nutrien, Ltd.	356,436	19,208,336
Restaurant Brands International, Inc.	151,061	9,818,965
Rogers Communications, Inc., Class B	133,704	6,165,471
Royal Bank of Canada	153,923	14,191,977
TELUS Corp. (A)	510,033	10,158,451
France 5.3%		59,793,866
AXA SA	424,325	11,390,715
Danone SA	89,727	6,141,661
Orange SA	914,398	11,252,585
Sanofi	144,466	14,285,448
TOTAL SE	358,719	16,723,457
Germany 7.8%		88,738,085
Allianz SE	80,875	20,571,043
BASF SE	171,155	14,223,540
Bayer AG	87,071	5,517,967
Deutsche Post AG	233,493	12,809,674
Deutsche Telekom AG	427,528	8,616,189
Muenchener Rueckversicherungs-Gesellschaft AG	54,786	16,872,456
Siemens AG	61,634	10,127,216
Ireland 0.5%		5,624,406
Medtronic PLC	47,612	5,624,406
Italy 3.3%		37,740,324
Assicurazioni Generali SpA	564,847	11,285,188
Snam SpA (A)	3,093,135	17,148,195
Terna Rete Elettrica Nazionale SpA	1,232,362	9,306,941
Japan 2.7%		30,896,759
Takeda Pharmaceutical Company, Ltd.	438,400	15,980,632
Tokio Marine Holdings, Inc.	181,300	8,628,269
Toyota Motor Corp.	80,800	6,287,858
Norway 1.2%		13,195,079
Orkla ASA	640,150	6,277,970
Telenor ASA	392,621	6,917,109
10	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Singapore 0.6%		$6,772,213
Singapore Exchange, Ltd.	913,100	6,772,213
South Korea 2.0%		22,296,801
Hyundai Glovis Company, Ltd.	19,934	3,321,120
Samsung Electronics Company, Ltd., GDR (B)	10,408	18,975,681
Switzerland 2.4%		27,262,893
Nestle SA	71,092	7,925,080
Novartis AG	116,233	9,935,680
Roche Holding AG	29,024	9,402,133
Taiwan 1.7%		19,633,179
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	165,989	19,633,179
United Kingdom 6.9%		78,819,372
AstraZeneca PLC, ADR (A)	141,857	7,053,130
BAE Systems PLC	2,241,962	15,613,264
British American Tobacco PLC	339,921	12,920,621
British American Tobacco PLC, ADR	113,812	4,409,077
Coca-Cola European Partners PLC	117,666	6,137,459
GlaxoSmithKline PLC	611,453	10,824,497
National Grid PLC	701,132	8,322,884
Unilever PLC	242,624	13,538,440
United States 56.1%		638,944,819
AbbVie, Inc.	181,968	19,692,577
Altria Group, Inc.	325,547	16,654,985
Ameren Corp.	89,354	7,269,841
American Electric Power Company, Inc.	102,072	8,645,498
American Tower Corp.	24,784	5,924,863
Amgen, Inc.	33,673	8,378,179
Analog Devices, Inc.	85,440	13,250,035
Apple, Inc.	85,114	10,396,675
AT&T, Inc.	335,239	10,147,685
BlackRock, Inc.	8,153	6,147,036
Broadcom, Inc.	28,045	13,003,345
Chevron Corp.	96,528	10,115,169
Cisco Systems, Inc.	305,237	15,783,805
Dominion Energy, Inc.	156,206	11,865,408
Dow, Inc.	176,504	11,285,666
Duke Energy Corp.	82,505	7,964,208
Eaton Corp. PLC	73,381	10,147,125
Emerson Electric Company	89,027	8,032,016
Entergy Corp.	105,007	10,445,046
Enterprise Products Partners LP	542,883	11,954,284
Evergy, Inc.	160,996	9,584,092
Hanesbrands, Inc.	392,960	7,729,523
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	11

	Shares	Value
United States (continued)
Hasbro, Inc.	114,464	$11,002,280
IBM Corp.	130,443	17,382,834
Intel Corp.	114,297	7,315,008
Iron Mountain, Inc.	479,705	17,753,882
Johnson & Johnson	61,308	10,075,970
JPMorgan Chase & Co.	69,787	10,623,675
Kimberly-Clark Corp.	85,114	11,835,102
KLA Corp.	53,683	17,736,863
Las Vegas Sands Corp. (C)	96,528	5,865,041
Lazard, Ltd., Class A	269,353	11,719,549
Leggett & Platt, Inc.	185,882	8,485,513
Lockheed Martin Corp.	20,871	7,711,835
LyondellBasell Industries NV, Class A	106,938	11,126,899
Magellan Midstream Partners LP	202,513	8,780,964
McDonald's Corp.	31,959	7,163,290
Merck & Company, Inc.	162,076	12,494,439
MetLife, Inc.	279,475	16,989,285
Microsoft Corp.	81,853	19,298,482
MSC Industrial Direct Company, Inc., Class A	97,832	8,823,468
Omnicom Group, Inc.	81,726	6,059,983
PepsiCo, Inc.	47,853	6,768,807
Pfizer, Inc.	295,780	10,716,109
Philip Morris International, Inc.	187,624	16,649,754
Phillips 66	94,216	7,682,373
Raytheon Technologies Corp.	79,995	6,181,214
T. Rowe Price Group, Inc.	35,246	6,048,214
Target Corp.	30,978	6,135,812
Texas Instruments, Inc.	86,745	16,393,938
The Coca-Cola Company	162,076	8,543,026
The Home Depot, Inc.	22,329	6,815,927
The PNC Financial Services Group, Inc.	44,351	7,779,609
The Procter & Gamble Company	41,416	5,608,969
Truist Financial Corp.	191,664	11,177,844
United Parcel Service, Inc., Class B	37,502	6,374,965
Vail Resorts, Inc. (C)	19,240	5,611,538
Verizon Communications, Inc.	311,433	18,109,829
Watsco, Inc.	32,179	8,390,674
WEC Energy Group, Inc.	83,810	7,843,778
Welltower, Inc.	101,138	7,244,515
WP Carey, Inc.	87,712	6,206,501
Rights 0.0%		$3,717
(Cost $0)
Snam SpA (Expiration Date: 4-8-21; Strike Price: EUR 4.46) (A)(C)	3,612,234	3,717

12	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Short-term investments 0.7%			$7,654,844
(Cost $7,648,643)
Short-term funds 0.7%			7,654,844
John Hancock Collateral Trust (D)	0.0470(E)	765,110	7,654,844

Total investments (Cost $790,462,531) 99.1%	$1,127,401,155
Other assets and liabilities, net 0.9%	10,607,937
Total net assets 100.0%	$1,138,009,092

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
EUR	Euro

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	All or a portion of this security is on loan as of 3-31-21.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Non-income producing security.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 3-31-21.
At 3-31-21, the aggregate cost of investments for federal income tax purposes was $793,381,976. Net unrealized appreciation aggregated to $334,019,179, of which $343,006,699 related to gross unrealized appreciation and $8,987,520 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	13

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-21

Assets
Unaffiliated investments, at value (Cost $782,813,888) including $7,604,694 of securities loaned	$1,119,746,311
Affiliated investments, at value (Cost $7,648,643)	7,654,844
Total investments, at value (Cost $790,462,531)	1,127,401,155
Cash	11,309,915
Foreign currency, at value (Cost $239,962)	239,995
Dividends and interest receivable	7,085,696
Receivable for fund shares sold	755,899
Receivable for investments sold	5,612,269
Receivable for securities lending income	5,951
Other assets	103,645
Total assets	1,152,514,525
Liabilities
Payable for investments purchased	4,292,530
Payable for fund shares repurchased	2,078,557
Payable upon return of securities loaned	7,781,171
Payable to affiliates
Investment management fees	32,700
Accounting and legal services fees	66,024
Transfer agent fees	78,968
Distribution and service fees	220
Trustees' fees	134
Other liabilities and accrued expenses	175,129
Total liabilities	14,505,433
Net assets	$1,138,009,092
Net assets consist of
Paid-in capital	$765,556,219
Total distributable earnings (loss)	372,452,873
Net assets	$1,138,009,092

14	JOHN HANCOCK Global Shareholder Yield Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($317,568,460 ÷ 26,995,435 shares)[1]	$11.76
Class C ($29,198,998 ÷ 2,476,711 shares)[1]	$11.79
Class I ($396,251,076 ÷ 33,554,178 shares)	$11.81
Class R2 ($627,431 ÷ 53,057 shares)	$11.83
Class R6 ($274,621,043 ÷ 23,293,560 shares)	$11.79
Class NAV ($119,742,084 ÷ 10,148,976 shares)	$11.80
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.38

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	15

STATEMENT OF OPERATIONS For the year ended 3-31-21

Investment income
Dividends	$60,276,405
Securities lending	312,152
Interest	15,858
Less foreign taxes withheld	(2,612,066)
Total investment income	57,992,349
Expenses
Investment management fees	12,747,474
Distribution and service fees	1,260,568
Accounting and legal services fees	250,181
Transfer agent fees	1,211,824
Trustees' fees	27,640
Custodian fees	398,909
State registration fees	136,148
Printing and postage	119,899
Professional fees	78,357
Other	102,263
Total expenses	16,333,263
Less expense reductions	(2,437,572)
Net expenses	13,895,691
Net investment income	44,096,658
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	126,445,236
Affiliated investments	25,911
126,471,147
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	367,802,801
Affiliated investments	14,096
367,816,897
Net realized and unrealized gain	494,288,044
Increase in net assets from operations	$538,384,702
16	JOHN HANCOCK Global Shareholder Yield Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-21	Year ended 3-31-20
Increase (decrease) in net assets
From operations
Net investment income	$44,096,658	$62,259,045
Net realized gain (loss)	126,471,147	(66,219,485)
Change in net unrealized appreciation (depreciation)	367,816,897	(311,882,012)
Increase (decrease) in net assets resulting from operations	538,384,702	(315,842,452)
Distributions to shareholders
From earnings
Class A	(8,005,340)	(15,750,740)
Class B1	(5,944)	(84,788)
Class C	(722,643)	(2,561,797)
Class I	(17,667,353)	(39,251,704)
Class R2	(15,041)	(33,638)
Class R6	(8,126,137)	(16,610,095)
Class NAV	(9,486,100)	(22,256,224)
Total distributions	(44,028,558)	(96,548,986)
From fund share transactions	(833,898,075)	(147,804,453)
Total decrease	(339,541,931)	(560,195,891)
Net assets
Beginning of year	1,477,551,023	2,037,746,914
End of year	$1,138,009,092	$1,477,551,023

[1]	Share class was redesignated during the year. Refer to Note 5 for further details.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	17

Financial highlights
CLASS A SHARES Period ended	3-31-21	3-31-20	3-31-19	3-31-18[1]	2-28-18	2-28-17
Per share operating performance
Net asset value, beginning of period	$8.62	$11.03	$11.14	$11.31	$10.78	$9.89
Net investment income[2]	0.27	0.33	0.35	0.04	0.32	0.27
Net realized and unrealized gain (loss) on investments	3.16	(2.21)	0.16	(0.16)	0.53	0.92
Total from investment operations	3.43	(1.88)	0.51	(0.12)	0.85	1.19
Less distributions
From net investment income	(0.29)	(0.33)	(0.35)	(0.05)	(0.32)	(0.30)
From net realized gain	—	(0.20)	(0.27)	—	—	—
Total distributions	(0.29)	(0.53)	(0.62)	(0.05)	(0.32)	(0.30)
Net asset value, end of period	$11.76	$8.62	$11.03	$11.14	$11.31	$10.78
Total return (%)[3,4]	40.22	(17.96)	4.86	(1.03)[5]	7.87	12.21
Ratios and supplemental data
Net assets, end of period (in millions)	$318	$257	$334	$348	$355	$381
Ratios (as a percentage of average net assets):
Expenses before reductions	1.29	1.29	1.28	1.30[6]	1.27	1.29
Expenses including reductions	1.09	1.09	1.09	1.09[6]	1.09	1.26
Net investment income	2.58	2.96	3.18	3.78[6]	2.85	2.62
Portfolio turnover (%)	30	33	16	2	19	25

[1]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
18	JOHN HANCOCK Global Shareholder Yield Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	3-31-21	3-31-20	3-31-19	3-31-18[1]	2-28-18	2-28-17
Per share operating performance
Net asset value, beginning of period	$8.64	$11.05	$11.16	$11.31	$10.78	$9.90
Net investment income[2]	0.19	0.25	0.27	0.03	0.24	0.20
Net realized and unrealized gain (loss) on investments	3.17	(2.21)	0.16	(0.15)	0.52	0.91
Total from investment operations	3.36	(1.96)	0.43	(0.12)	0.76	1.11
Less distributions
From net investment income	(0.21)	(0.25)	(0.27)	(0.03)	(0.23)	(0.23)
From net realized gain	—	(0.20)	(0.27)	—	—	—
Total distributions	(0.21)	(0.45)	(0.54)	(0.03)	(0.23)	(0.23)
Net asset value, end of period	$11.79	$8.64	$11.05	$11.16	$11.31	$10.78
Total return (%)[3,4]	39.22	(18.59)	4.06	(1.05)[5]	6.98	11.41
Ratios and supplemental data
Net assets, end of period (in millions)	$29	$44	$75	$107	$110	$126
Ratios (as a percentage of average net assets):
Expenses before reductions	1.99	1.99	1.97	2.00[6]	1.97	1.99
Expenses including reductions	1.84	1.84	1.84	1.84[6]	1.84	1.97
Net investment income	1.89	2.27	2.49	3.03[6]	2.11	1.92
Portfolio turnover (%)	30	33	16	2	19	25

[1]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	19

CLASS I SHARES Period ended	3-31-21	3-31-20	3-31-19	3-31-18[1]	2-28-18	2-28-17
Per share operating performance
Net asset value, beginning of period	$8.65	$11.07	$11.18	$11.35	$10.82	$9.93
Net investment income[2]	0.29	0.36	0.38	0.04	0.36	0.31
Net realized and unrealized gain (loss) on investments	3.18	(2.22)	0.16	(0.15)	0.51	0.91
Total from investment operations	3.47	(1.86)	0.54	(0.11)	0.87	1.22
Less distributions
From net investment income	(0.31)	(0.36)	(0.38)	(0.06)	(0.34)	(0.33)
From net realized gain	—	(0.20)	(0.27)	—	—	—
Total distributions	(0.31)	(0.56)	(0.65)	(0.06)	(0.34)	(0.33)
Net asset value, end of period	$11.81	$8.65	$11.07	$11.18	$11.35	$10.82
Total return (%)[3]	40.65	(17.77)	5.10	(0.96)[4]	8.10	12.51
Ratios and supplemental data
Net assets, end of period (in millions)	$396	$605	$815	$881	$894	$1,245
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99	0.99	0.99	1.00[5]	0.97	0.97
Expenses including reductions	0.84	0.84	0.84	0.84[5]	0.84	0.95
Net investment income	2.78	3.22	3.44	4.03[5]	3.12	2.91
Portfolio turnover (%)	30	33	16	2	19	25

[1]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
20	JOHN HANCOCK Global Shareholder Yield Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	3-31-21	3-31-20	3-31-19	3-31-18[1]	2-28-18	2-28-17
Per share operating performance
Net asset value, beginning of period	$8.66	$11.08	$11.19	$11.35	$10.82	$9.93
Net investment income[2]	0.25	0.32	0.33	0.03	0.30	0.26
Net realized and unrealized gain (loss) on investments	3.19	(2.22)	0.16	(0.14)	0.53	0.92
Total from investment operations	3.44	(1.90)	0.49	(0.11)	0.83	1.18
Less distributions
From net investment income	(0.27)	(0.32)	(0.33)	(0.05)	(0.30)	(0.29)
From net realized gain	—	(0.20)	(0.27)	—	—	—
Total distributions	(0.27)	(0.52)	(0.60)	(0.05)	(0.30)	(0.29)
Net asset value, end of period	$11.83	$8.66	$11.08	$11.19	$11.35	$10.82
Total return (%)[3]	40.19	(18.10)	4.68	(0.98)[4]	7.68	12.04
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.35	1.34	1.36	1.38[5]	1.37	1.36
Expenses including reductions	1.23	1.22	1.22	1.24[5]	1.24	1.34
Net investment income	2.45	2.86	3.02	3.62[5]	2.62	2.50
Portfolio turnover (%)	30	33	16	2	19	25

[1]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	21

CLASS R6 SHARES Period ended	3-31-21	3-31-20	3-31-19	3-31-18[1]	2-28-18	2-28-17
Per share operating performance
Net asset value, beginning of period	$8.64	$11.06	$11.16	$11.34	$10.81	$9.92
Net investment income[2]	0.30	0.37	0.39	0.04	0.31	0.30
Net realized and unrealized gain (loss) on investments	3.17	(2.22)	0.17	(0.16)	0.57	0.93
Total from investment operations	3.47	(1.85)	0.56	(0.12)	0.88	1.23
Less distributions
From net investment income	(0.32)	(0.37)	(0.39)	(0.06)	(0.35)	(0.34)
From net realized gain	—	(0.20)	(0.27)	—	—	—
Total distributions	(0.32)	(0.57)	(0.66)	(0.06)	(0.35)	(0.34)
Net asset value, end of period	$11.79	$8.64	$11.06	$11.16	$11.34	$10.81
Total return (%)[3]	40.72	(17.69)	5.31	(1.03)[4]	8.22	12.66
Ratios and supplemental data
Net assets, end of period (in millions)	$275	$245	$351	$477	$483	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88	0.88	0.88	0.89[5]	0.87	0.87
Expenses including reductions	0.74	0.74	0.74	0.74[5]	0.74	0.85
Net investment income	2.94	3.34	3.57	4.13[5]	2.61	2.85
Portfolio turnover (%)	30	33	16	2	19	25

[1]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
22	JOHN HANCOCK Global Shareholder Yield Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	3-31-21	3-31-20	3-31-19	3-31-18[1]	2-28-18	2-28-17
Per share operating performance
Net asset value, beginning of period	$8.64	$11.06	$11.17	$11.34	$10.81	$9.92
Net investment income[2]	0.29	0.37	0.39	0.04	0.36	0.32
Net realized and unrealized gain (loss) on investments	3.19	(2.22)	0.16	(0.15)	0.52	0.91
Total from investment operations	3.48	(1.85)	0.55	(0.11)	0.88	1.23
Less distributions
From net investment income	(0.32)	(0.37)	(0.39)	(0.06)	(0.35)	(0.34)
From net realized gain	—	(0.20)	(0.27)	—	—	—
Total distributions	(0.32)	(0.57)	(0.66)	(0.06)	(0.35)	(0.34)
Net asset value, end of period	$11.80	$8.64	$11.06	$11.17	$11.34	$10.81
Total return (%)[3]	40.83	(17.77)	5.30	(0.94)[4]	8.11	12.76
Ratios and supplemental data
Net assets, end of period (in millions)	$120	$325	$458	$511	$514	$535
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87	0.87	0.87	0.88[5]	0.86	0.86
Expenses including reductions	0.74	0.74	0.74	0.74[5]	0.74	0.85
Net investment income	2.87	3.32	3.54	4.13[5]	3.19	3.03
Portfolio turnover (%)	30	33	16	2	19	25

[1]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	23

Notes to financial statements
Note 1—Organization
John Hancock Global Shareholder Yield Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide a high level of income as its primary objective. Capital appreciation is a secondary investment objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following
24	JOHN HANCOCK Global Shareholder Yield Fund | ANNUAL REPORT

procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of March 31, 2021, by major security category or type:
	Total value at 3-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Canada	$90,024,798	$90,024,798	—	—
France	59,793,866	—	$59,793,866	—
Germany	88,738,085	—	88,738,085	—
Ireland	5,624,406	5,624,406	—	—
Italy	37,740,324	—	37,740,324	—
Japan	30,896,759	—	30,896,759	—
Norway	13,195,079	—	13,195,079	—
Singapore	6,772,213	—	6,772,213	—
South Korea	22,296,801	—	22,296,801	—
Switzerland	27,262,893	—	27,262,893	—
Taiwan	19,633,179	19,633,179	—	—
United Kingdom	78,819,372	17,599,666	61,219,706	—
United States	638,944,819	638,944,819	—	—
Rights	3,717	—	3,717	—
Short-term investments	7,654,844	7,654,844	—	—
Total investments in securities	$1,127,401,155	$779,481,712	$347,919,443	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
ANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	25

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of March 31, 2021, the fund loaned securities valued at $7,604,694 and received $7,781,171 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
26	JOHN HANCOCK Global Shareholder Yield Fund | ANNUAL REPORT

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. Effective June 25, 2020, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days. Prior to June 25, 2020, the fund and other affiliated funds had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. Commitment fees, including upfront fees, for the year ended March 31, 2021 were $11,420.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended March 31, 2021 and 2020 was as follows:
	March 31, 2021	March 31, 2020
Ordinary income	$44,028,558	$67,470,050
Long-term capital gains	—	29,078,936
Total	$44,028,558	$96,548,986
ANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	27

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2021, the components of distributable earnings on a tax basis consisted of $439,371 of undistributed ordinary income and $37,920,962 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to partnerships and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of 0.800% of average daily net assets. The Advisor has a subadvisory agreement with Epoch Investment Partners, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the applicable class in an amount equal to the amount by which expenses of Class A, Class C, Class I, Class R2, and Class R6 shares, as applicable, exceed 1.09%, 1.84%, 0.84%, 1.24%, and 0.74%, respectively, of average net assets attributable to the applicable class. For purposes of this agreement, “expenses of Class A, Class C, Class I, Class R2, and Class R6 shares” means all class expenses (including fund expenses attributable to the class), excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based on upon a determination that this is appropriate under the circumstances at that time. Prior to October 14, 2020, the Advisor contractually agreed to reduce its management fee or, if necessary, make payment to Class B in an amount equal to the amount by which Class B exceeded 1.84% of average net assets attributable to Class B. Refer to Note 5 for further details.
28	JOHN HANCOCK Global Shareholder Yield Fund | ANNUAL REPORT

The Advisor has voluntarily agreed to reduce its management fee for the fund, or if necessary, make payment to the fund, in an amount equal to the amount by which the fund’s expenses exceed 0.74% of average net assets, on an annualized basis. Expenses means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This voluntary expense reduction will continue in effect until terminated at any time by the Advisor on notice to the fund.
For the year ended March 31, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$582,482
Class B	555
Class C	56,979
Class I	973,595
Class	Expense reduction
Class R2	$732
Class R6	375,075
Class NAV	448,154
Total	$2,437,572

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2021, were equivalent to a net annual effective rate of 0.65% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended March 31, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class B was redesignated during the period. Refer to Note 5 for further details.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $196,534 for the year ended March 31, 2021. Of this amount, $33,879 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $162,655 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to
ANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	29

compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2021, CDSCs received by the Distributor amounted to $4,867 and $1,831 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended March 31, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$875,381	$350,871
Class B	3,598	451
Class C	378,859	46,166
Class I	—	783,273
Class R2	2,730	67
Class R6	—	30,996
Total	$1,260,568	$1,211,824
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$7,625,000	4	0.540%	($458)
30	JOHN HANCOCK Global Shareholder Yield Fund | ANNUAL REPORT

Note 5—Fund share transactions
Transactions in fund shares for the years ended March 31, 2021 and 2020 were as follows:
	Year Ended 3-31-21		Year Ended 3-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,201,152	$43,177,068	5,060,895	$55,505,983
Distributions reinvested	751,659	7,812,460	1,426,626	15,435,830
Repurchased	(7,791,441)	(80,038,962)	(6,920,446)	(74,350,835)
Net decrease	(2,838,630)	$(29,049,434)	(432,925)	$(3,409,022)
Class B shares
Sold	10	$85	1,022	$13,714
Distributions reinvested	587	5,650	6,585	73,013
Repurchased	(97,457)	(974,795)	(245,982)	(2,647,333)
Net decrease	(96,860)	$(969,060)	(238,375)	$(2,560,606)
Class C shares
Sold	65,566	$667,126	177,891	$1,935,032
Distributions reinvested	69,731	713,734	224,189	2,461,371
Repurchased	(2,755,813)	(28,402,815)	(2,136,687)	(23,207,373)
Net decrease	(2,620,516)	$(27,021,955)	(1,734,607)	$(18,810,970)
Class I shares
Sold	10,347,471	$106,008,666	13,847,419	$151,299,218
Distributions reinvested	1,702,358	17,544,070	3,591,473	38,902,359
Repurchased	(48,411,827)	(533,916,191)	(21,095,735)	(226,991,285)
Net decrease	(36,361,998)	$(410,363,455)	(3,656,843)	$(36,789,708)
Class R2 shares
Sold	6,371	$65,071	10,495	$115,586
Distributions reinvested	1,425	14,882	3,059	33,350
Repurchased	(18,289)	(184,126)	(21,581)	(243,938)
Net decrease	(10,493)	$(104,173)	(8,027)	$(95,002)
Class R6 shares
Sold	4,503,509	$46,050,096	5,075,379	$54,966,937
Distributions reinvested	781,802	8,123,971	1,535,978	16,606,455
Repurchased	(10,376,583)	(106,946,272)	(9,996,795)	(108,749,059)
Net decrease	(5,091,272)	$(52,772,205)	(3,385,438)	$(37,175,667)
ANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	31

	Year Ended 3-31-21		Year Ended 3-31-20
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	954,449	$9,185,908	1,794,177	$16,247,432
Distributions reinvested	931,068	9,486,100	2,054,726	22,256,224
Repurchased	(29,323,493)	(332,289,801)	(7,644,056)	(87,467,134)
Net decrease	(27,437,976)	$(313,617,793)	(3,795,153)	$(48,963,478)
Total net decrease	(74,457,745)	$(833,898,075)	(13,251,368)	$(147,804,453)
Affiliates of the fund owned 100% of shares of Class NAV on March 31, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class B was terminated, and shareholders in this class became shareholders of the respective class identified below, with the same or lower total net expenses. The following amount is included in the amount repurchased of the terminated class and the amount sold of the redesignated class.
Redesignation	Effective date	Amount
Class B shares as Class A shares	October 14, 2020	$465,619
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $462,331,799 and $1,266,256,286, respectively, for the year ended March 31, 2021.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At March 31, 2021, funds within the John Hancock group of funds complex held 10.5% of the fund's net assets. There were no affiliated funds with an ownership of 5% or more of the fund's net assets.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	765,110	$31,461,673	$656,889,672	$(680,736,508)	$25,911	$14,096	$312,152	—	$7,654,844

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
32	JOHN HANCOCK Global Shareholder Yield Fund | ANNUAL REPORT

Note 9—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
ANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	33

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock Global Shareholder Yield Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Global Shareholder Yield Fund (one of the funds constituting John Hancock Funds III, referred to hereafter as the "Fund") as of March 31, 2021, the related statement of operations for the year ended March 31, 2021, the statements of changes in net assets for each of the two years in the period ended March 31, 2021, including the related notes, and the financial highlights for each of the three years in the period ended March 31, 2021, for the period March 1, 2018 through March 31, 2018 and for each of the two years in the period ended February 28, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2021 and the financial highlights for each of the three years in the period ended March 31, 2021, for the period March 1, 2018 through March 31, 2018 and for each of the two years in the period ended February 28, 2018 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 7, 2021
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
34	|

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2021.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2021 Form 1099-DIV in early 2022. This will reflect the tax character of all distributions paid in calendar year 2021.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	35

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management, LLC and John Hancock Variable Trust Advisers, LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Global Shareholder Yield Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Epoch Investment Partners, Inc. (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues. The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 23-25, 2021 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2020 through December 31, 2020, included an assessment of important aspects of the LRMP including, but not limited to: (1) Highly Liquid Investment Minimum (HLIM) determination; (2) Compliance with the 15% limit on illiquid investments; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) Security-level liquidity classifications; (5) Liquidity risk assessment; and (6) Operation of the Fund’s Redemption-In-Kind Procedures. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2020.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not experience any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM;] and
•	The Chief Compliance Officer’s office performed audit testing of the LRMP which resulted in an assessment that the LRMP’s control environment was deemed to be operating effectively and in compliance with the Board approved procedures.
36	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | ANNUAL REPORT

Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.
ANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	37

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	195
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
Charles L. Bardelis,[2] Born: 1941	2012	195
Trustee
Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).
James R. Boyle, Born: 1959	2015	195
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014–July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999–2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005–2010). Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
Peter S. Burgess,[2] Born: 1942	2012	195
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).
William H. Cunningham, Born: 1944	2006	195
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009–2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Grace K. Fey, Born: 1946	2012	195
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
38	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | ANNUAL REPORT

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2008	195
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
James M. Oates,† Born: 1946	2012	195
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.
Steven R. Pruchansky, Born: 1944	2006	195
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,2,* Born: 1960	2020	195
Trustee
Director, Northern New England Energy Corporation (since 2017); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director, Audit Committee Chair and Compensation Committee Member, Planet Fitness (since 2016); Director, Citizen Cider, Inc. (high-end hard cider and hard seltzer company) (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015); Independent Financial Consultant, Frances Rathke Consulting (strategic and financial consulting services) (2001-2003); Chief Financial Officer and Secretary, Ben & Jerry’s Homemade, Inc. (1989-2000, including prior positions); Senior Manager, Coopers & Lybrand, LLC (independent public accounting firm) (1982-1989). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
ANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	39

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2008	195
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer,Westchester County, New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	195
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison, Born: 1963	2018	195
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013- 2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
40	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | ANNUAL REPORT

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, various trusts within the John Hancock Fund Complex (2018–2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, various trusts within the John Hancock Fund Complex (2016–2018); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
†	Mr. Oates retired as Trustee effective April 30, 2021.
*	Appointed as Independent Trustee effective as of September 15, 2020.
ANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	41

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess
*William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*,1
Frances G. Rathke*,2
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg3
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Retired effective 4-30-21
2 Appointed as Independent Trustee effective as of September 15, 2020
3 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Epoch Investment Partners, Inc.
Portfolio Managers
William W. Priest, CFA
John M. Tobin, Ph.D., CFA
Kera Van Valen, CFA
Michael A.Welhoelter, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
42	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | ANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Alternative Risk Premia
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1591713	320A 3/21
5/2021

Annual report
John Hancock
International Growth Fund
International equity
March 31, 2021

A message to shareholders
Dear shareholder,
The global stock markets started the period with a sharp decline brought on by the outbreak of the COVID-19 pandemic. While many governments enacted various stimulus efforts, the volatility continued as the number of infected individuals rose during the summer and early fall. A contentious election cycle in the United States caused some investors to seek out safe havens, but after a resolution—and with multiple vaccines providing encouraging news about containing the virus—the markets closed out the 12 months ended March 31, 2021, with strong gains.
Despite the overall good news, there are still obstacles. Some economies may have reopened too early, the pace of vaccinations varies widely from country to country, and many industries will take time to recover from the losses suffered.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
International Growth Fund

2	Your fund at a glance
4	Manager's discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund's investments
13	Financial statements
17	Financial highlights
25	Notes to financial statements
35	Report of independent registered public accounting firm
36	Tax information
37	Statement Regarding Liquidity Risk Management
39	Trustees and Officers
43	More information
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks a high total return primarily through capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/2021 (%)

The MSCI All Country World ex-USA Growth Index is a free float-adjusted market capitalization index that is designed to measure the equity performance of growth-oriented stocks in developed (excluding the U.S.) and emerging markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK INTERNATIONAL GROWTH FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Relative outperformance versus the benchmark
The fund outperformed its benchmark, the MSCI All Country World ex-USA Growth Index, for the period.
Contributions from sector allocation and security selection
An overweight and stock selection in the information technology sector contributed, as did stock picking in the consumer staples, financials, and real estate sectors and an underweight in the consumer staples sector.
The fund boosted investments in the financials, consumer discretionary sectors
We added to the fund's holdings in the financials sector, given the possibility of future inflation, and stayed overweight in the consumer discretionary sector due to potentially higher consumer spending.
SECTOR COMPOSITION AS OF 3/31/2021 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	3

Manager’s discussion of fund performance
How did the fund perform during the 12 months ended March 31, 2021?
Against a very strong market backdrop for equity investors, the fund produced a strong positive return that significantly outperformed the benchmark MSCI All Country World ex-USA Growth Index. Favorable sector allocation and security selection were behind the fund’s strong relative result. An overweight in the outperforming information technology sector and underweight in lagging consumer staples were meaningful contributors, partly counterbalanced by a lack of exposure to the outperforming materials sector.
Stock picking in the consumer staples, financials, information technology, and real estate sectors was a meaningful contributor, while picks in the healthcare and consumer discretionary sectors detracted.
Which stocks contributed the most to the fund’s relative outperformance?
The top individual contributor for the period was MediaTek, Inc., a Taiwanese semiconductor company for 5G communications infrastructure. The company’s shares outperformed on increased demand, as well as better-than-expected financial results. Other strong relative contributors were EQT AB, a Swedish global investment company, whose shares rose after the firm reported strong financial
TOP 10 HOLDINGS AS OF 3/31/2021 (% of net assets)
Taiwan Semiconductor Manufacturing Company, Ltd.	6.0
Tencent Holdings, Ltd.	5.3
Alibaba Group Holding, Ltd., ADR	4.6
ASML Holding NV	3.2
Recruit Holdings Company, Ltd.	2.7
LVMH Moet Hennessy Louis Vuitton SE	2.5
AstraZeneca PLC	2.4
Partners Group Holding AG	2.3
DSV Panalpina A/S	2.2
AIA Group, Ltd.	2.1
TOTAL	33.3
Cash and cash equivalents are not included.
TOP 10 COUNTRIES AS OF 3/31/2021 (% of net assets)
China	21.1
France	10.9
Taiwan	9.8
United Kingdom	7.6
Netherlands	7.5
Japan	7.0
Switzerland	5.6
Sweden	5.6
Denmark	4.3
Ireland	3.8
TOTAL	83.2
Cash and cash equivalents are not included.
4	JOHN HANCOCK INTERNATIONAL GROWTH FUND | ANNUAL REPORT

results for the second half of 2020, and semiconductor chip foundry Taiwan Semiconductor Manufacturing Company, Ltd.
Which stocks detracted from relative performance?
The top relative detractor for the period was Meituan Dianping, a food delivery company in China. This benchmark component outperformed during the year, and we declined to own a position for the fund because we believed the stock trades at an exaggerated valuation. As such, the company doesn't fit the fund’s philosophy and process, and we chose to invest elsewhere. Other positions that significantly detracted from the fund’s relative performance included U.K.-based pharmaceutical company AstraZeneca PLC and TAL Education Group, a China-based after-school tutoring company.
How was the fund positioned at the end of the period?
We increased the fund’s overweight in financial stocks given their potential to gain from the possibility of rising inflation. Further, financial technology companies will likely continue to benefit from the digitalization of payment systems and from diversified financial companies seeing increasing demand for investment products. The fund also remained overweight in consumer discretionary stocks in anticipation of increased consumer spending. The fund remains underweight in the consumer staples sector, whose valuation upside we see as less attractive, and lacks exposure to the materials and energy sectors, which are often highly capital intensive and tend not to rank highly in our investment process.
From a regional perspective, the fund remained overweight China, whose economy is improving following the post COVID-19 outbreak due to higher infrastructure spending and rising consumer confidence. As of period end, the fund remained overweight in Europe and underweight in emerging markets (excluding China), Japan, and developed Asia.
MANAGED BY

John A. Boselli, CFA
The views expressed in this report are exclusively those of John A. Boselli, CFA, Wellington Management Company LLP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	5

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED MARCH 31, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A	46.42	12.19	9.41	77.73	145.82
Class C	52.06	12.56	9.18	80.66	140.77
Class I1	54.62	13.69	10.33	89.95	167.23
Class R2[1,2]	54.02	13.25	9.90	86.30	157.12
Class R4[1,2]	54.46	13.53	10.07	88.63	161.10
Class R6[1,2]	54.79	13.82	10.25	91.01	165.39
Class 1[1]	54.68	13.77	10.41	90.59	169.11
Class NAV[1,2]	54.78	13.83	10.24	91.09	165.06
Index 1†	49.36	12.03	6.69	76.47	91.08
Index 2†	44.57	8.85	5.52	52.79	71.15
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, Class 1, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class 1	Class NAV
Gross (%)	1.30	2.00	1.00	1.39	1.24	0.89	0.93	0.88
Net (%)	1.29	1.99	0.99	1.38	1.13	0.88	0.92	0.87
Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index 1 is the MSCI All Country World ex-USA Growth Index; Index 2 is the MSCI EAFE Index.
See the following page for footnotes.
6	JOHN HANCOCK INTERNATIONAL GROWTH FUND | ANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock International Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C3	3-31-11	24,077	24,077	19,108	17,115
Class I1	3-31-11	26,723	26,723	19,108	17,115
Class R2[1,2]	3-31-11	25,712	25,712	19,108	17,115
Class R4[1,2]	3-31-11	26,110	26,110	19,108	17,115
Class R6[1,2]	3-31-11	26,539	26,539	19,108	17,115
Class 1[1]	3-31-11	26,911	26,911	19,108	17,115
Class NAV[1,2]	3-31-11	26,506	26,506	19,108	17,115
The MSCI All Country World ex-USA Growth Index is a free float-adjusted market capitalization index that is designed to measure the equity performance of growth-oriented stocks in developed (excluding the U.S.) and emerging markets.
The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund's prospectuses.
[2]	Class R2, Class R4, and Class R6 shares were first offered on 3-27-15. Class NAV shares were first offered on 6-2-15. The returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[3]	The contingent deferred sales charge is not applicable.
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2020, with the same investment held until March 31, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on October 1, 2020, with the same investment held until March 31, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK INTERNATIONAL GROWTH FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 10-1-2020	Ending value on 3-31-2021	Expenses paid during period ended 3-31-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,159.10	$6.89	1.28%
	Hypothetical example	1,000.00	1,018.50	6.44	1.28%
Class C	Actual expenses/actual returns	1,000.00	1,155.20	10.64	1.98%
	Hypothetical example	1,000.00	1,015.10	9.95	1.98%
Class I	Actual expenses/actual returns	1,000.00	1,161.00	5.28	0.98%
	Hypothetical example	1,000.00	1,020.00	4.94	0.98%
Class R2	Actual expenses/actual returns	1,000.00	1,158.70	7.37	1.37%
	Hypothetical example	1,000.00	1,018.10	6.89	1.37%
Class R4	Actual expenses/actual returns	1,000.00	1,160.50	5.93	1.10%
	Hypothetical example	1,000.00	1,019.40	5.54	1.10%
Class R6	Actual expenses/actual returns	1,000.00	1,161.80	4.74	0.88%
	Hypothetical example	1,000.00	1,020.50	4.43	0.88%
Class 1	Actual expenses/actual returns	1,000.00	1,161.40	4.90	0.91%
	Hypothetical example	1,000.00	1,020.40	4.58	0.91%
Class NAV	Actual expenses/actual returns	1,000.00	1,161.80	4.64	0.86%
	Hypothetical example	1,000.00	1,020.60	4.33	0.86%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	9

Fund’s investments
AS OF 3-31-21
	Shares	Value
Common stocks 99.0%		$12,615,404,099
(Cost $8,828,010,854)
Australia 1.4%		184,354,368
Goodman Group	13,350,948	184,354,368
Brazil 0.4%		45,053,696
StoneCo, Ltd., Class A (A)	735,931	45,053,696
Canada 1.6%		205,615,075
Dollarama, Inc.	4,654,115	205,615,075
China 21.1%		2,689,192,840
Alibaba Group Holding, Ltd., ADR (A)	2,588,246	586,833,016
ANTA Sports Products, Ltd.	11,746,759	192,668,888
China Resources Mixc Lifestyle Services, Ltd. (A)(B)	12,410,800	74,415,738
China Tourism Group Duty Free Corp., Ltd., Class A	2,740,225	128,565,804
Huazhu Group, Ltd., ADR (A)	3,679,738	202,017,616
Li Ning Company, Ltd.	28,126,159	184,000,890
Longfor Group Holdings, Ltd. (B)	25,761,886	170,868,471
Offcn Education Technology Company, Ltd., Class A	23,108,564	99,726,240
Smoore International Holdings, Ltd. (A)(B)	16,963,827	104,336,014
TAL Education Group, ADR (A)	2,796,708	150,602,726
Tencent Holdings, Ltd.	8,424,369	672,328,294
Trip.com Group, Ltd., ADR (A)	3,099,398	122,829,143
Denmark 4.3%		543,182,417
DSV Panalpina A/S	1,418,565	278,242,499
Novo Nordisk A/S, B Shares	3,931,814	264,939,918
France 10.9%		1,394,800,890
Airbus SE (A)	1,866,473	211,691,190
Edenred (C)	4,285,580	223,767,309
LVMH Moet Hennessy Louis Vuitton SE	469,948	313,903,632
Safran SA	1,834,138	249,494,120
Schneider Electric SE	1,041,329	158,631,592
Worldline SA (A)(B)	2,834,699	237,313,047
Germany 1.6%		207,826,814
Brenntag SE	2,432,737	207,826,814
Hong Kong 2.1%		270,249,028
AIA Group, Ltd.	22,084,996	270,249,028
India 3.4%		438,088,347
Eicher Motors, Ltd. (A)	1,872,010	66,882,155
Housing Development Finance Corp., Ltd.	5,262,501	181,246,812
Infosys, Ltd.	10,129,052	189,959,380
10	JOHN HANCOCK INTERNATIONAL GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Ireland 3.8%		$480,179,052
Accenture PLC, Class A	570,455	157,588,194
Flutter Entertainment PLC (A)	859,139	183,556,971
ICON PLC (A)	708,020	139,033,887
Italy 1.2%		153,998,720
Nexi SpA (A)(B)(C)	8,826,500	153,998,720
Japan 7.0%		892,341,798
Bandai Namco Holdings, Inc.	1,802,700	128,870,410
Hoya Corp.	1,736,100	204,333,466
Recruit Holdings Company, Ltd.	6,883,800	338,037,356
Sony Corp.	765,000	80,962,607
Sushiro Global Holdings, Ltd.	3,160,800	140,137,959
Netherlands 7.5%		955,595,699
ASM International NV	606,423	175,829,010
ASML Holding NV (C)	676,403	415,021,562
NXP Semiconductors NV	1,057,523	212,921,681
Wolters Kluwer NV	1,748,007	151,823,446
Singapore 1.4%		182,022,401
DBS Group Holdings, Ltd.	8,489,300	182,022,401
Spain 1.6%		203,566,388
Cellnex Telecom SA (A)(B)	3,531,171	203,566,388
Sweden 5.6%		707,115,680
EQT AB (C)	4,993,177	164,394,142
Sandvik AB (A)	6,370,135	174,299,072
Swedish Match AB	2,545,687	198,592,060
Volvo AB, B Shares (A)(C)	6,706,031	169,830,406
Switzerland 5.6%		713,890,139
Julius Baer Group, Ltd.	3,313,748	211,760,011
Kuehne + Nagel International AG	734,368	209,754,749
Partners Group Holding AG	228,789	292,375,379
Taiwan 9.8%		1,250,316,100
Accton Technology Corp.	22,982,000	223,434,519
MediaTek, Inc.	7,755,364	266,759,837
Taiwan Semiconductor Manufacturing Company, Ltd.	36,094,501	760,121,744
Thailand 1.1%		134,268,544
Kasikornbank PCL	28,703,655	134,268,544
United Kingdom 7.6%		963,746,103
AstraZeneca PLC	3,129,585	312,361,045
B&M European Value Retail SA	23,238,387	169,073,016
IHS Markit, Ltd.	1,917,558	185,581,263
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	11

	Shares	Value
United Kingdom (continued)
Intermediate Capital Group PLC	5,341,659	$135,621,986
Prudential PLC	7,562,851	161,108,793

	Yield (%)	Shares	Value
Short-term investments 2.4%			$310,173,255
(Cost $310,173,931)
Short-term funds 1.5%			190,573,255
John Hancock Collateral Trust (D)	0.0470(E)	19,047,992	190,573,255

	Par value^	Value
Repurchase agreement 0.9%		119,600,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 3-31-21 at 0.010% to be repurchased at $60,000,017 on 4-1-21, collateralized by $56,675,717 Government National Mortgage Association, 2.500% - 5.000% due 11-20-49 to 2-20-51 (valued at $61,200,001)	60,000,000	60,000,000
Societe Generale SA Tri-Party Repurchase Agreement dated 3-31-21 at 0.005% to be repurchased at $59,600,008 on 4-1-21, collateralized by $11,725,193 Federal National Mortgage Association, 1.716% - 4.500% due 11-1-26 to 3-1-49 (valued at $13,239,829), $26,831,200 U.S. Treasury Bills, 0.000% due 4-22-21 to 2-24-22 (valued at $26,826,192), $5,609,400 U.S. Treasury Bonds, 1.375% due 8-15-50 (valued at $4,396,991) and $15,712,900 U.S. Treasury Notes, 0.375% - 2.750% due 1-15-23 to 9-30-27 (valued at $16,328,993)	59,600,000	59,600,000

Total investments (Cost $9,138,184,785) 101.4%	$12,925,577,354
Other assets and liabilities, net (1.4%)	(176,589,872)
Total net assets 100.0%	$12,748,987,482

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 3-31-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 3-31-21.
At 3-31-21, the aggregate cost of investments for federal income tax purposes was $9,168,781,452. Net unrealized appreciation aggregated to $3,756,795,902, of which $3,848,856,765 related to gross unrealized appreciation and $92,060,863 related to gross unrealized depreciation.
12	JOHN HANCOCK INTERNATIONAL GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 3-31-21

Assets
Unaffiliated investments, at value (Cost $8,947,610,854) including $181,262,166 of securities loaned	$12,735,004,099
Affiliated investments, at value (Cost $190,573,931)	190,573,255
Total investments, at value (Cost $9,138,184,785)	12,925,577,354
Cash	98,512
Foreign currency, at value (Cost $3,571,464)	3,578,139
Dividends and interest receivable	22,042,686
Receivable for fund shares sold	31,084,538
Receivable for investments sold	62,431,713
Receivable for securities lending income	7,146
Other assets	281,047
Total assets	13,045,101,135
Liabilities
Foreign capital gains tax payable	8,362,266
Payable for investments purchased	81,103,719
Payable for fund shares repurchased	13,329,711
Payable upon return of securities loaned	190,576,197
Payable to affiliates
Accounting and legal services fees	568,166
Transfer agent fees	859,781
Distribution and service fees	31,031
Trustees' fees	5,683
Other liabilities and accrued expenses	1,277,099
Total liabilities	296,113,653
Net assets	$12,748,987,482
Net assets consist of
Paid-in capital	$8,256,374,897
Total distributable earnings (loss)	4,492,612,585
Net assets	$12,748,987,482

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK International Growth Fund	13

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($669,926,653 ÷ 17,685,654 shares)[1]	$37.88
Class C ($223,973,587 ÷ 6,089,010 shares)[1]	$36.78
Class I ($8,175,820,358 ÷ 215,157,783 shares)	$38.00
Class R2 ($49,969,041 ÷ 1,318,782 shares)	$37.89
Class R4 ($48,563,382 ÷ 1,278,808 shares)	$37.98
Class R6 ($2,441,247,329 ÷ 64,181,836 shares)	$38.04
Class 1 ($82,513,148 ÷ 2,172,350 shares)	$37.98
Class NAV ($1,056,973,984 ÷ 27,825,647 shares)	$37.99
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$39.87

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
14	JOHN HANCOCK International Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 3-31-21

Investment income
Dividends	$134,824,076
Securities lending	903,291
Interest	92,322
Less foreign taxes withheld	(15,508,670)
Total investment income	120,311,019
Expenses
Investment management fees	85,920,852
Distribution and service fees	4,123,167
Accounting and legal services fees	1,771,246
Transfer agent fees	9,170,635
Trustees' fees	176,823
Custodian fees	3,748,046
State registration fees	191,047
Printing and postage	428,314
Professional fees	251,890
Other	339,949
Total expenses	106,121,969
Less expense reductions	(821,884)
Net expenses	105,300,085
Net investment income	15,010,934
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	1,176,088,811
Affiliated investments	39,389
1,176,128,200
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	3,083,966,115
Affiliated investments	(1,278)
3,083,964,837
Net realized and unrealized gain	4,260,093,037
Increase in net assets from operations	$4,275,103,971
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK International Growth Fund	15

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-21	Year ended 3-31-20
Increase (decrease) in net assets
From operations
Net investment income	$15,010,934	$68,354,617
Net realized gain (loss)	1,176,128,200	(55,580,903)
Change in net unrealized appreciation (depreciation)	3,083,964,837	(639,220,464)
Increase (decrease) in net assets resulting from operations	4,275,103,971	(626,446,750)
Distributions to shareholders
From earnings
Class A	—	(2,418,886)
Class I	(16,083,934)	(39,918,280)
Class R2	—	(119,573)
Class R4	(13,891)	(54,100)
Class R6	(6,627,242)	(14,116,540)
Class 1	(221,773)	(571,277)
Class NAV	(3,455,885)	(8,104,635)
Total distributions	(26,402,725)	(65,303,291)
From fund share transactions	801,844,792	(1,050,898,927)
Total increase (decrease)	5,050,546,038	(1,742,648,968)
Net assets
Beginning of year	7,698,441,444	9,441,090,412
End of year	$12,748,987,482	$7,698,441,444
16	JOHN HANCOCK International Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	3-31-21	3-31-20	3-31-19	3-31-18[1]	2-28-18	2-28-17
Per share operating performance
Net asset value, beginning of period	$24.58	$26.79	$28.52	$28.43	$21.69	$19.90
Net investment income (loss)[2]	(0.04)	0.13	0.19	0.02	0.11	0.17
Net realized and unrealized gain (loss) on investments	13.34	(2.22)	(1.31)	0.07	6.69	1.75
Total from investment operations	13.30	(2.09)	(1.12)	0.09	6.80	1.92
Less distributions
From net investment income	—	(0.12)	(0.15)	—	(0.06)	(0.13)
From net realized gain	—	—	(0.46)	—	—	—
Total distributions	—	(0.12)	(0.61)	—	(0.06)	(0.13)
Net asset value, end of period	$37.88	$24.58	$26.79	$28.52	$28.43	$21.69
Total return (%)[3,4]	54.11	(7.87)	(3.69)	0.32[5]	31.38	9.62
Ratios and supplemental data
Net assets, end of period (in millions)	$670	$456	$609	$827	$803	$427
Ratios (as a percentage of average net assets):
Expenses before reductions	1.29	1.30	1.28	1.29[6]	1.29	1.32
Expenses including reductions	1.28	1.29	1.28	1.28[6]	1.28	1.32
Net investment income (loss)	(0.14)	0.45	0.72	0.69[6]	0.41	0.79
Portfolio turnover (%)	78	80	98	4	65	94

[1]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK International Growth Fund	17

CLASS C SHARES Period ended	3-31-21	3-31-20	3-31-19	3-31-18[1]	2-28-18	2-28-17
Per share operating performance
Net asset value, beginning of period	$24.03	$26.27	$28.00	$27.93	$21.40	$19.66
Net investment income (loss)[2]	(0.26)	(0.06)	—[3]	—[3]	(0.09)	0.01
Net realized and unrealized gain (loss) on investments	13.01	(2.18)	(1.27)	0.07	6.62	1.73
Total from investment operations	12.75	(2.24)	(1.27)	0.07	6.53	1.74
Less distributions
From net investment income	—	—	—	—	—	—
From net realized gain	—	—	(0.46)	—	—	—
Total distributions	—	—	(0.46)	—	—	—
Net asset value, end of period	$36.78	$24.03	$26.27	$28.00	$27.93	$21.40
Total return (%)[4,5]	53.06	(8.53)	(4.37)	0.25[6]	30.51	8.85
Ratios and supplemental data
Net assets, end of period (in millions)	$224	$181	$263	$349	$333	$145
Ratios (as a percentage of average net assets):
Expenses before reductions	1.99	2.00	1.98	1.99[7]	1.99	2.03
Expenses including reductions	1.98	1.99	1.98	1.98[7]	1.98	2.02
Net investment income (loss)	(0.81)	(0.24)	(0.01)	(0.01)[7]	(0.33)	0.03
Portfolio turnover (%)	78	80	98	4	65	94

[1]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
18	JOHN HANCOCK International Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	3-31-21	3-31-20	3-31-19	3-31-18[1]	2-28-18	2-28-17
Per share operating performance
Net asset value, beginning of period	$24.63	$26.84	$28.59	$28.49	$21.72	$19.94
Net investment income[2]	0.05	0.21	0.24	0.02	0.18	0.20
Net realized and unrealized gain (loss) on investments	13.40	(2.22)	(1.30)	0.08	6.72	1.77
Total from investment operations	13.45	(2.01)	(1.06)	0.10	6.90	1.97
Less distributions
From net investment income	(0.08)	(0.20)	(0.23)	—	(0.13)	(0.19)
From net realized gain	—	—	(0.46)	—	—	—
Total distributions	(0.08)	(0.20)	(0.69)	—	(0.13)	(0.19)
Net asset value, end of period	$38.00	$24.63	$26.84	$28.59	$28.49	$21.72
Total return (%)[3]	54.62	(7.61)	(3.45)	0.35[4]	31.82	9.96
Ratios and supplemental data
Net assets, end of period (in millions)	$8,176	$4,677	$5,576	$5,631	$5,424	$2,380
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99	1.00	1.00	1.00[5]	0.99	1.02
Expenses including reductions	0.98	0.99	0.99	0.99[5]	0.98	1.01
Net investment income	0.14	0.74	0.89	0.98[5]	0.70	0.94
Portfolio turnover (%)	78	80	98	4	65	94

[1]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK International Growth Fund	19

CLASS R2 SHARES Period ended	3-31-21	3-31-20	3-31-19	3-31-18[1]	2-28-18	2-28-17
Per share operating performance
Net asset value, beginning of period	$24.60	$26.82	$28.55	$28.45	$21.71	$19.92
Net investment income (loss)[2]	(0.08)	0.12	0.15	0.02	0.13	(0.02)
Net realized and unrealized gain (loss) on investments	13.37	(2.25)	(1.30)	0.08	6.65	1.91
Total from investment operations	13.29	(2.13)	(1.15)	0.10	6.78	1.89
Less distributions
From net investment income	—	(0.09)	(0.12)	—	(0.04)	(0.10)
From net realized gain	—	—	(0.46)	—	—	—
Total distributions	—	(0.09)	(0.58)	—	(0.04)	(0.10)
Net asset value, end of period	$37.89	$24.60	$26.82	$28.55	$28.45	$21.71
Total return (%)[3]	54.02	(7.98)	(3.81)	0.35[4]	31.23	9.54
Ratios and supplemental data
Net assets, end of period (in millions)	$50	$30	$43	$43	$37	$12
Ratios (as a percentage of average net assets):
Expenses before reductions	1.38	1.39	1.38	1.32[5]	1.40	1.42
Expenses including reductions	1.37	1.38	1.37	1.31[5]	1.39	1.42
Net investment income (loss)	(0.23)	0.41	0.54	0.71[5]	0.49	(0.08)
Portfolio turnover (%)	78	80	98	4	65	94

[1]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
20	JOHN HANCOCK International Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	3-31-21	3-31-20	3-31-19	3-31-18[1]	2-28-18	2-28-17
Per share operating performance
Net asset value, beginning of period	$24.62	$26.84	$28.57	$28.48	$21.72	$19.94
Net investment income (loss)[2]	(0.05)	0.16	0.22	0.02	0.17	0.19
Net realized and unrealized gain (loss) on investments	13.46	(2.22)	(1.30)	0.07	6.69	1.75
Total from investment operations	13.41	(2.06)	(1.08)	0.09	6.86	1.94
Less distributions
From net investment income	(0.05)	(0.16)	(0.19)	—	(0.10)	(0.16)
From net realized gain	—	—	(0.46)	—	—	—
Total distributions	(0.05)	(0.16)	(0.65)	—	(0.10)	(0.16)
Net asset value, end of period	$37.98	$24.62	$26.84	$28.57	$28.48	$21.72
Total return (%)[3]	54.46	(7.77)	(3.53)	0.32[4]	31.60	9.81
Ratios and supplemental data
Net assets, end of period (in millions)	$49	$7	$8	$8	$9	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21	1.24	1.24	1.25[5]	1.24	1.25
Expenses including reductions	1.10	1.13	1.13	1.14[5]	1.13	1.14
Net investment income (loss)	(0.13)	0.58	0.80	0.83[5]	0.64	0.88
Portfolio turnover (%)	78	80	98	4	65	94

[1]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK International Growth Fund	21

CLASS R6 SHARES Period ended	3-31-21	3-31-20	3-31-19	3-31-18[1]	2-28-18	2-28-17
Per share operating performance
Net asset value, beginning of period	$24.65	$26.86	$28.61	$28.50	$21.73	$19.95
Net investment income[2]	0.08	0.24	0.27	0.03	0.05	0.20
Net realized and unrealized gain (loss) on investments	13.42	(2.22)	(1.30)	0.08	6.88	1.79
Total from investment operations	13.50	(1.98)	(1.03)	0.11	6.93	1.99
Less distributions
From net investment income	(0.11)	(0.23)	(0.26)	—	(0.16)	(0.21)
From net realized gain	—	—	(0.46)	—	—	—
Total distributions	(0.11)	(0.23)	(0.72)	—	(0.16)	(0.21)
Net asset value, end of period	$38.04	$24.65	$26.86	$28.61	$28.50	$21.73
Total return (%)[3]	54.79	(7.52)	(3.32)	0.39[4]	31.91	10.08
Ratios and supplemental data
Net assets, end of period (in millions)	$2,441	$1,434	$1,836	$1,795	$1,702	$18
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88	0.89	0.89	0.89[5]	0.90	0.93
Expenses including reductions	0.88	0.88	0.88	0.88[5]	0.89	0.90
Net investment income	0.25	0.85	1.01	1.09[5]	0.16	0.95
Portfolio turnover (%)	78	80	98	4	65	94

[1]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
22	JOHN HANCOCK International Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS 1 SHARES Period ended	3-31-21	3-31-20	3-31-19	3-31-18[1]	2-28-18	2-28-17
Per share operating performance
Net asset value, beginning of period	$24.62	$26.83	$28.57	$28.47	$21.71	$19.93
Net investment income[2]	0.08	0.23	0.28	0.03	0.21	0.23
Net realized and unrealized gain (loss) on investments	13.38	(2.22)	(1.30)	0.07	6.70	1.76
Total from investment operations	13.46	(1.99)	(1.02)	0.10	6.91	1.99
Less distributions
From net investment income	(0.10)	(0.22)	(0.26)	—	(0.15)	(0.21)
From net realized gain	—	—	(0.46)	—	—	—
Total distributions	(0.10)	(0.22)	(0.72)	—	(0.15)	(0.21)
Net asset value, end of period	$37.98	$24.62	$26.83	$28.57	$28.47	$21.71
Total return (%)[3]	54.68	(7.55)	(3.32)	0.35[4]	31.86	10.04
Ratios and supplemental data
Net assets, end of period (in millions)	$83	$59	$78	$93	$91	$50
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92	0.93	0.92	0.92[5]	0.93	0.95
Expenses including reductions	0.91	0.92	0.92	0.92[5]	0.92	0.94
Net investment income	0.23	0.82	1.05	1.06[5]	0.79	1.09
Portfolio turnover (%)	78	80	98	4	65	94

[1]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK International Growth Fund	23

CLASS NAV SHARES Period ended	3-31-21	3-31-20	3-31-19	3-31-18[1]	2-28-18	2-28-17
Per share operating performance
Net asset value, beginning of period	$24.62	$26.82	$28.57	$28.47	$21.71	$19.93
Net investment income[2]	0.10	0.24	0.29	0.03	0.23	0.19
Net realized and unrealized gain (loss) on investments	13.38	(2.21)	(1.31)	0.07	6.69	1.81
Total from investment operations	13.48	(1.97)	(1.02)	0.10	6.92	2.00
Less distributions
From net investment income	(0.11)	(0.23)	(0.27)	—	(0.16)	(0.22)
From net realized gain	—	—	(0.46)	—	—	—
Total distributions	(0.11)	(0.23)	(0.73)	—	(0.16)	(0.22)
Net asset value, end of period	$37.99	$24.62	$26.82	$28.57	$28.47	$21.71
Total return (%)[3]	54.78	(7.51)	(3.27)	0.35[4]	31.91	10.10
Ratios and supplemental data
Net assets, end of period (in millions)	$1,057	$854	$1,028	$1,136	$1,151	$864
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87	0.88	0.87	0.87[5]	0.88	0.91
Expenses including reductions	0.86	0.87	0.87	0.87[5]	0.87	0.90
Net investment income	0.30	0.87	1.06	1.10[5]	0.89	0.91
Portfolio turnover (%)	78	80	98	4	65	94

[1]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
24	JOHN HANCOCK International Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock International Growth Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high total return primarily through capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The fund is closed to new investors, except as provided in the fund’s prospectus.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
ANNUAL REPORT | JOHN HANCOCK International Growth Fund	25

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of March 31, 2021, by major security category or type:
	Total value at 3-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$184,354,368	—	$184,354,368	—
Brazil	45,053,696	$45,053,696	—	—
Canada	205,615,075	205,615,075	—	—
China	2,689,192,840	1,062,282,501	1,626,910,339	—
Denmark	543,182,417	—	543,182,417	—
France	1,394,800,890	—	1,394,800,890	—
Germany	207,826,814	—	207,826,814	—
Hong Kong	270,249,028	—	270,249,028	—
India	438,088,347	—	438,088,347	—
Ireland	480,179,052	296,622,081	183,556,971	—
Italy	153,998,720	—	153,998,720	—
Japan	892,341,798	—	892,341,798	—
Netherlands	955,595,699	212,921,681	742,674,018	—
Singapore	182,022,401	—	182,022,401	—
Spain	203,566,388	—	203,566,388	—
26	JOHN HANCOCK International Growth Fund | ANNUAL REPORT

	Total value at 3-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Sweden	$707,115,680	—	$707,115,680	—
Switzerland	713,890,139	—	713,890,139	—
Taiwan	1,250,316,100	—	1,250,316,100	—
Thailand	134,268,544	—	134,268,544	—
United Kingdom	963,746,103	$185,581,263	778,164,840	—
Short-term investments	310,173,255	190,573,255	119,600,000	—
Total investments in securities	$12,925,577,354	$2,198,649,552	$10,726,927,802	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a
ANNUAL REPORT | JOHN HANCOCK International Growth Fund	27

lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of March 31, 2021, the fund loaned securities valued at $181,262,166 and received $190,576,197 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments in companies located in certain foreign countries, such as China. For example, on November 12, 2020, the President of the United States signed an Executive Order prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. government as “Communist Chinese military companies.” As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People's Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund's performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. Effective June 25, 2020, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days. Prior to June 25, 2020, the fund and other affiliated funds
28	JOHN HANCOCK International Growth Fund | ANNUAL REPORT

had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. Commitment fees, including upfront fees, for the year ended March 31, 2021 were $49,521.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended March 31, 2021 and 2020 was as follows:
	March 31, 2021	March 31, 2020
Ordinary income	$26,402,725	$65,303,291
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2021, the components of distributable earnings on a tax basis consisted of $103,413,640 of undistributed ordinary income and $640,344,658 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
ANNUAL REPORT | JOHN HANCOCK International Growth Fund	29

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of (a) 0.900% of the first $500 million of the fund’s average daily net assets; (b) 0.850% of the next $500 million of the fund’s average daily net assets, and (c) 0.800% of the fund’s average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended March 31, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$43,155
Class B	12
Class C	15,853
Class I	507,349
Class R2	2,761
Class	Expense reduction
Class R4	$1,475
Class R6	149,363
Class 1	5,653
Class NAV	77,876
Total	$803,497

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2021, were equivalent to a net annual effective rate of 0.80% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended March 31, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
30	JOHN HANCOCK International Growth Fund | ANNUAL REPORT

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class 1	0.05%	—
Class B was redesignated during the period. Refer to Note 5 for further details.
The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $18,387 for Class R4 shares for the year ended March 31, 2021.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $396,878 for the year ended March 31, 2021. Of this amount, $67,372 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $329,506 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2021, CDSCs received by the Distributor amounted to $8,721 and $1,921 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
ANNUAL REPORT | JOHN HANCOCK International Growth Fund	31

Class level expenses. Class level expenses for the year ended March 31, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,721,663	$685,613
Class B	1,713	213
Class C	2,121,241	254,492
Class I	—	8,000,803
Class R2	180,735	4,132
Class R4	60,173	1,936
Class R6	—	223,446
Class 1	37,642	—
Total	$4,123,167	$9,170,635
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$17,727,143	7	0.646%	$(2,226)
Lender	47,513,188	6	0.584%	4,623
Note 5—Fund share transactions
Transactions in fund shares for the years ended March 31, 2021 and 2020 were as follows:
	Year Ended 3-31-21		Year Ended 3-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,314,116	$148,515,449	2,446,594	$68,358,288
Distributions reinvested	—	—	80,353	2,361,574
Repurchased	(5,187,207)	(167,089,240)	(6,692,046)	(183,226,522)
Net decrease	(873,091)	$(18,573,791)	(4,165,099)	$(112,506,660)
Class B shares
Sold	—	—	734	$20,222
Repurchased	(15,305)	$(474,248)	(22,043)	(603,733)
Net decrease	(15,305)	$(474,248)	(21,309)	$(583,511)
32	JOHN HANCOCK International Growth Fund | ANNUAL REPORT

	Year Ended 3-31-21		Year Ended 3-31-20
	Shares	Amount	Shares	Amount
Class C shares
Sold	286,774	$9,643,678	254,037	$6,963,940
Repurchased	(1,714,528)	(53,564,881)	(2,740,410)	(73,029,343)
Net decrease	(1,427,754)	$(43,921,203)	(2,486,373)	$(66,065,403)
Class I shares
Sold	76,472,105	$2,482,696,311	49,477,777	$1,366,902,827
Distributions reinvested	384,989	13,909,646	1,167,622	34,363,108
Repurchased	(51,587,007)	(1,660,981,670)	(68,467,588)	(1,865,250,138)
Net increase (decrease)	25,270,087	$835,624,287	(17,822,189)	$(463,984,203)
Class R2 shares
Sold	539,490	$19,250,334	202,705	$5,575,034
Distributions reinvested	—	—	3,673	108,135
Repurchased	(425,995)	(13,201,543)	(598,767)	(16,480,184)
Net increase (decrease)	113,495	$6,048,791	(392,389)	$(10,797,015)
Class R4 shares
Sold	1,089,847	$40,514,513	140,115	$3,952,475
Distributions reinvested	385	13,891	1,838	54,100
Repurchased	(104,147)	(3,567,009)	(145,979)	(4,067,537)
Net increase (decrease)	986,085	$36,961,395	(4,026)	$(60,962)
Class R6 shares
Sold	19,710,307	$683,359,061	8,691,254	$245,579,858
Distributions reinvested	182,317	6,592,599	475,842	14,013,544
Repurchased	(13,883,531)	(463,039,348)	(19,333,160)	(539,601,756)
Net increase (decrease)	6,009,093	$226,912,312	(10,166,064)	$(280,008,354)
Class 1 shares
Sold	288,940	$9,867,603	153,496	$4,299,780
Distributions reinvested	6,142	221,773	19,424	571,277
Repurchased	(514,071)	(17,179,225)	(702,781)	(19,373,039)
Net decrease	(218,989)	$(7,089,849)	(529,861)	$(14,501,982)
Class NAV shares
Sold	4,051,520	$120,286,768	2,253,310	$63,614,641
Distributions reinvested	95,704	3,455,885	275,574	8,104,635
Repurchased	(11,021,377)	(357,385,555)	(6,147,081)	(174,110,113)
Net decrease	(6,874,153)	$(233,642,902)	(3,618,197)	$(102,390,837)
Total net increase (decrease)	22,969,468	$801,844,792	(39,205,507)	$(1,050,898,927)
ANNUAL REPORT | JOHN HANCOCK International Growth Fund	33

Affiliates of the fund owned 100% and 79% of shares of Class 1 and Classs NAV, respectively, on March 31, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class B was terminated, and shareholders in this class became shareholders of the respective class identified below, with the same or lower total net expenses. The following amount is included in the amount repurchased of the terminated class and the amount sold of the redesignated class.
Redesignation	Effective date	Amount
Class B shares as Class A shares	October 14, 2020	$195,520
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $8,813,699,194 and $8,122,309,203, respectively, for the year ended March 31, 2021.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At March 31, 2021, funds within the John Hancock group of funds complex held 6.6% of the fund's net assets. There were no affiliated funds with an ownership of 5% or more of the fund's net assets.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	19,047,992	$3,802,480	$1,817,064,888	$(1,630,332,224)	$39,389	$(1,278)	$903,291	—	$190,573,255

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
34	JOHN HANCOCK International Growth Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock International Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock International Growth Fund (one of the funds constituting John Hancock Funds III, referred to hereafter as the "Fund") as of March 31, 2021, the related statement of operations for the year ended March 31, 2021, the statements of changes in net assets for each of the two years in the period ended March 31, 2021, including the related notes, and the financial highlights for each of the three years in the period ended March 31, 2021, for the period March 1, 2018 through March 31, 2018 and for each of the two years in the period ended February 28, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2021 and the financial highlights for each of the three years in the period ended March 31, 2021, for the period March 1, 2018 through March 31, 2018 and for each of the two years in the period ended February 28, 2018 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 7, 2021
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
|	35

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2021.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Income derived from foreign sources was $134,824,076. The fund intends to pass through foreign tax credits of $15,045,458.
The fund paid $14,058,854 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2021 Form 1099-DIV in early 2022. This will reflect the tax character of all distributions paid in calendar year 2021.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
36	JOHN HANCOCK INTERNATIONAL GROWTH FUND | ANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management, LLC and John Hancock Variable Trust Advisers, LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock International Growth Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Wellington Management Company LLP (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues. The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 23-25, 2021 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2020 through December 31, 2020, included an assessment of important aspects of the LRMP including, but not limited to: (1) Highly Liquid Investment Minimum (HLIM) determination; (2) Compliance with the 15% limit on illiquid investments; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) Security-level liquidity classifications; (5) Liquidity risk assessment; and (6) Operation of the Fund’s Redemption-In-Kind Procedures. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2020.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not experience any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM;] and
•	The Chief Compliance Officer’s office performed audit testing of the LRMP which resulted in an assessment that the LRMP’s control environment was deemed to be operating effectively and in compliance with the Board approved procedures.
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	37

Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.
38	JOHN HANCOCK INTERNATIONAL GROWTH FUND | ANNUAL REPORT

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	195
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
Charles L. Bardelis,[2] Born: 1941	2012	195
Trustee
Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).
James R. Boyle, Born: 1959	2015	195
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014–July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999–2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005–2010). Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
Peter S. Burgess,[2] Born: 1942	2012	195
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).
William H. Cunningham, Born: 1944	2006	195
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009–2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Grace K. Fey, Born: 1946	2012	195
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	39

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2008	195
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
James M. Oates,† Born: 1946	2012	195
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.
Steven R. Pruchansky, Born: 1944	2006	195
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,2,* Born: 1960	2020	195
Trustee
Director, Northern New England Energy Corporation (since 2017); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director, Audit Committee Chair and Compensation Committee Member, Planet Fitness (since 2016); Director, Citizen Cider, Inc. (high-end hard cider and hard seltzer company) (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015); Independent Financial Consultant, Frances Rathke Consulting (strategic and financial consulting services) (2001-2003); Chief Financial Officer and Secretary, Ben & Jerry’s Homemade, Inc. (1989-2000, including prior positions); Senior Manager, Coopers & Lybrand, LLC (independent public accounting firm) (1982-1989). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
40	JOHN HANCOCK INTERNATIONAL GROWTH FUND | ANNUAL REPORT

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2008	195
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer,Westchester County, New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	195
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison, Born: 1963	2018	195
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013- 2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	41

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, various trusts within the John Hancock Fund Complex (2018–2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, various trusts within the John Hancock Fund Complex (2016–2018); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
†	Mr. Oates retired as Trustee effective April 30, 2021.
*	Appointed as Independent Trustee effective as of September 15, 2020.
42	JOHN HANCOCK INTERNATIONAL GROWTH FUND | ANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess
*William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*,1
Frances G. Rathke*,2
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg3
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Retired effective 4-30-21
2 Appointed as Independent Trustee effective as of September 15, 2020
3 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Wellington Management Company LLP
Portfolio Manager
John A. Boselli, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	43

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Alternative Risk Premia
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock International Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1591719	87A 3/21
5/2021

Annual report
John Hancock
U.S. Growth Fund (formerly U.S. Quality Growth Fund)
U.S. equity
March 31, 2021

A message to shareholders
Dear shareholder,
The U.S. stock market started the period with a sharp decline brought on by the outbreak of the COVID-19 pandemic. While the federal government enacted massive stimulus efforts and the U.S. Federal Reserve committed to a near-zero interest rate policy, the volatility continued as the number of individuals infected rose during the summer and early fall. A contentious election cycle caused some investors to seek out safe havens, but after a resolution—and with multiple vaccines providing encouraging news about containing the virus—the markets closed out the 12 months ended March 31, 2021, with strong gains.
Despite the good news, there are still obstacles. While the overall economic outlook has improved and unemployment rates have declined, some regional economies may have reopened too early and many industries will take time to recover from the losses suffered.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
U.S. Growth Fund

2	Your fund at a glance
4	Manager's discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund's investments
13	Financial statements
16	Financial highlights
23	Notes to financial statements
32	Report of independent registered public accounting firm
33	Tax information
34	Shareholder meeting
35	Statement Regarding Liquidity Risk Management
37	Trustees and Officers
41	More information
ANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/2021 (%)

The Russell 1000 Growth Index is an unmanaged index that measures the performance of the large-cap companies in the United States with higher price-to-book ratios and higher forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK U.S. GROWTH FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Positive return that lagged the benchmark
The fund lagged its benchmark, the Russell 1000 Growth Index, for the period.
Weakness from security selection
Stock picking in consumer discretionary and information technology was the main challenge behind the fund’s performance.
We boosted investments in cyclicals, financials
At period end, we maintained exposure to economically sensitive stocks in anticipation of higher consumer spending while adding to financials, given the possibility of future inflation.
SECTOR COMPOSITION AS OF 3/31/2021 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	3

Manager’s discussion of fund performance
How did the fund perform during the 12 months ended March 31, 2021?
Against a very strong market backdrop for equity investors, the fund produced a positive return that significantly underperformed the benchmark Russell 1000 Growth Index. This underperformance largely stemmed from unfavorable security selection, especially in the consumer discretionary, information technology, and healthcare sectors. In sector terms, a relative underweight in the strong-performing consumer discretionary sector detracted, although a significant underweight in weak-performing consumer staples meaningfully contributed.
Which stocks detracted the most from the fund’s relative outperformance?
By a wide margin, Tesla, Inc., was the fund’s biggest individual detractor. We declined to own shares of this very strong-performing benchmark component because this manufacturer of electric vehicles and energy-storage systems does not generate positive free cash flow and, we believe, is excessively valued. We saw other stocks as better strategic fits for the fund and invested elsewhere. Other positions to detract from relative performance were pharmaceutical companies Eli Lilly & Company and Vertex Pharmaceuticals, Inc., semiconductor manufacturer Advanced Micro Devices, Inc., and financial services technology company Fidelity National Information Services, Inc. We sold the fund's positions in Vertex and Fidelity National prior to period end.
TOP 10 HOLDINGS AS OF 3/31/2021 (% of net assets)
Microsoft Corp.	10.7
Amazon.com, Inc.	8.2
Apple, Inc.	7.8
Alphabet, Inc., Class A	6.7
Facebook, Inc., Class A	5.0
Visa, Inc., Class A	3.0
UnitedHealth Group, Inc.	3.0
Mastercard, Inc., Class A	2.8
PayPal Holdings, Inc.	2.5
Adobe, Inc.	2.4
TOTAL	52.1
Cash and cash equivalents are not included.
4	JOHN HANCOCK U.S. GROWTH FUND | ANNUAL REPORT

Which stocks contributed to relative performance?
One notable relative contributor was PayPal Holdings, Inc., an electronic-payments-processing company whose shares rose sharply on investors’ expectations for an accelerated shift to online shopping amid the COVID-19 pandemic. Also contributing to results was Teradyne, Inc., an automated-testing equipment and industrial automation company whose shares gained on favorable financial results. We sold the fund's holdings in Teradyne prior to period end.
How was the fund positioned at the end of the period?
We added to the fund’s existing overweight in the communication services sector, as we see social media and entertainment companies as poised to benefit from consumers increasingly preferring to work and pursue entertainment options online. Given current macroeconomic trends, as of period end the fund remains overweight in two of our quantitative screens, valuation upside and growth factors (each representing 30% of the portfolio), and underweight in quality and capital returns factors (20% each).
We maintained the fund's positions in more cyclically oriented companies in anticipation of higher consumer spending. We also increased the fund’s allocation to financials stocks, given their potential to benefit from the possibility of rising inflation. Further, financial technology companies continue to benefit from the digitalization of payment systems and from diversified financials companies seeing increasing demand for investment products. As of period end, the fund's largest sector overweights were in communication services and financials, while its largest underweights were in healthcare, consumer staples, and industrials.
MANAGED BY

John A. Boselli, CFA
The views expressed in this report are exclusively those of John A. Boselli, CFA, Wellington Management Company LLP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	5

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED MARCH 31, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception (12-20-11)	5-year	Since inception (12-20-11)
Class A	43.84	17.61	16.41	125.04	309.58
Class C1	49.29	17.96	16.44	128.38	310.67
Class I2	51.84	19.13	17.41	139.98	343.43
Class R2[1,2]	51.24	18.69	16.97	135.57	328.32
Class R4[1,2]	51.59	19.00	17.16	138.63	334.62
Class R6[1,2]	51.96	19.28	17.35	141.42	341.37
Class NAV[2]	52.01	19.28	17.58	141.46	349.36
Index†	62.74	21.05	18.92	159.89	399.08
Performance figures assume all distributions are reinvested. Figures reflect the maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	1.01	1.76	0.76	1.15	1.00	0.65	0.64
Net (%)	1.00	1.75	0.75	1.14	0.89	0.64	0.63
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the Russell 1000 Growth Index.
See the following page for footnotes.
6	JOHN HANCOCK U.S. GROWTH FUND | ANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock U.S. Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Russell 1000 Growth Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	12-20-11	41,067	41,067	49,908
Class I2	12-20-11	44,343	44,343	49,908
Class R2[1,2]	12-20-11	42,832	42,832	49,908
Class R4[1,2]	12-20-11	43,462	43,462	49,908
Class R6[1,2]	12-20-11	44,137	44,137	49,908
Class NAV[2]	12-20-11	44,936	44,936	49,908
The Russell 1000 Growth Index is an unmanaged index that measures the performance of the large-cap companies in the United States with higher price-to-book ratios and higher forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class C shares were first offered on 8-28-14; Class R2, Class R4, and Class R6 shares were first offered on 3-27-15. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund's prospectuses.
[3]	The contingent deferred sales charge is not applicable.
ANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2020, with the same investment held until March 31, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on October 1, 2020, with the same investment held until March 31, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK U.S. GROWTH FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 10-1-2020	Ending value on 3-31-2021	Expenses paid during period ended 3-31-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,104.80	$5.30	1.01%
	Hypothetical example	1,000.00	1,019.90	5.09	1.01%
Class C	Actual expenses/actual returns	1,000.00	1,101.40	9.22	1.76%
	Hypothetical example	1,000.00	1,016.20	8.85	1.76%
Class I	Actual expenses/actual returns	1,000.00	1,106.40	3.99	0.76%
	Hypothetical example	1,000.00	1,021.10	3.83	0.76%
Class R2	Actual expenses/actual returns	1,000.00	1,104.40	6.09	1.16%
	Hypothetical example	1,000.00	1,019.10	5.84	1.16%
Class R4	Actual expenses/actual returns	1,000.00	1,106.10	4.73	0.90%
	Hypothetical example	1,000.00	1,020.40	4.53	0.90%
Class R6	Actual expenses/actual returns	1,000.00	1,107.00	3.41	0.65%
	Hypothetical example	1,000.00	1,021.70	3.28	0.65%
Class NAV	Actual expenses/actual returns	1,000.00	1,107.20	3.36	0.64%
	Hypothetical example	1,000.00	1,021.70	3.23	0.64%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	9

Fund’s investments
AS OF 3-31-21
	Shares	Value
Common stocks 100.0%		$1,297,960,412
(Cost $852,240,455)
Communication services 17.4%		225,828,735
Entertainment 2.2%
Netflix, Inc. (A)	55,681	29,046,550
Interactive media and services 13.7%
Alphabet, Inc., Class A (A)	41,995	86,615,527
Bumble, Inc., Class A (A)	198,982	12,412,497
Facebook, Inc., Class A (A)	219,174	64,553,318
Match Group, Inc. (A)	105,611	14,508,839
Media 1.5%
Charter Communications, Inc., Class A (A)	30,294	18,692,004
Consumer discretionary 14.6%		189,788,801
Diversified consumer services 1.0%
Chegg, Inc. (A)	152,790	13,087,991
Hotels, restaurants and leisure 2.0%
Hilton Worldwide Holdings, Inc. (A)	106,873	12,923,083
Penn National Gaming, Inc. (A)	127,836	13,402,326
Household durables 1.1%
Lennar Corp., A Shares	142,235	14,398,449
Internet and direct marketing retail 10.5%
Amazon.com, Inc. (A)	34,542	106,875,711
Etsy, Inc. (A)	70,985	14,315,545
Wayfair, Inc., Class A (A)	46,976	14,785,696
Consumer staples 1.2%		15,837,921
Food and staples retailing 1.2%
Sysco Corp.	201,142	15,837,921
Financials 5.1%		66,054,117
Capital markets 3.9%
Ares Management Corp., Class A	303,525	17,006,506
S&P Global, Inc.	50,970	17,985,784
The Charles Schwab Corp.	244,984	15,968,057
Consumer finance 1.2%
American Express Company	106,715	15,093,770
Health care 10.1%		130,657,099
Health care equipment and supplies 4.0%
Align Technology, Inc. (A)	34,158	18,497,582
Boston Scientific Corp. (A)	481,264	18,600,854
Danaher Corp.	68,321	15,377,691
10	JOHN HANCOCK U.S. GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Health care providers and services 4.1%
Anthem, Inc.	39,997	$14,356,923
UnitedHealth Group, Inc.	102,701	38,211,961
Pharmaceuticals 2.0%
Eli Lilly & Company	137,095	25,612,088
Industrials 4.8%		61,909,914
Building products 1.1%
Johnson Controls International PLC	235,345	14,043,036
Professional services 2.4%
IHS Markit, Ltd.	170,112	16,463,439
TransUnion	161,744	14,556,960
Road and rail 1.3%
Uber Technologies, Inc. (A)	309,053	16,846,479
Information technology 45.7%		593,949,627
Communications equipment 1.1%
F5 Networks, Inc. (A)	68,119	14,210,986
Electronic equipment, instruments and components 2.4%
CDW Corp.	93,135	15,437,126
Corning, Inc.	360,951	15,704,978
IT services 9.3%
Global Payments, Inc.	67,223	13,550,812
Mastercard, Inc., Class A	100,489	35,779,108
PayPal Holdings, Inc. (A)	133,859	32,506,320
Visa, Inc., Class A	183,916	38,940,535
Semiconductors and semiconductor equipment 7.3%
Advanced Micro Devices, Inc. (A)	243,163	19,088,296
KLA Corp.	70,549	23,309,390
Marvell Technology Group, Ltd.	398,971	19,541,600
Skyworks Solutions, Inc.	71,896	13,191,478
Texas Instruments, Inc.	107,514	20,319,071
Software 17.8%
Adobe, Inc. (A)	64,548	30,684,183
Intuit, Inc.	52,635	20,162,363
Microsoft Corp.	587,988	138,629,931
salesforce.com, Inc. (A)	117,264	24,844,724
Workday, Inc., Class A (A)	68,093	16,916,344
Technology hardware, storage and peripherals 7.8%
Apple, Inc.	827,936	101,132,382
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	11

	Shares	Value
Real estate 1.1%		$13,934,198
Real estate management and development 1.1%
CBRE Group, Inc., Class A (A)	176,137	13,934,198

	Yield (%)	Shares	Value
Short-term investments 0.1%			$739,303
(Cost $739,303)
Short-term funds 0.1%			739,303
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0359(B)	739,303	739,303

Total investments (Cost $852,979,758) 100.1%	$1,298,699,715
Other assets and liabilities, net (0.1%)	(797,693)
Total net assets 100.0%	$1,297,902,022

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 3-31-21.
At 3-31-21, the aggregate cost of investments for federal income tax purposes was $855,208,820. Net unrealized appreciation aggregated to $443,490,895, of which $454,166,142 related to gross unrealized appreciation and $10,675,247 related to gross unrealized depreciation.
12	JOHN HANCOCK U.S. GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-21

Assets
Unaffiliated investments, at value (Cost $852,979,758)	$1,298,699,715
Dividends and interest receivable	216,252
Receivable for fund shares sold	485,126
Receivable for investments sold	1,516,576
Receivable for securities lending income	1,753
Other assets	101,352
Total assets	1,301,020,774
Liabilities
Payable for investments purchased	878,099
Payable for fund shares repurchased	1,848,557
Payable to affiliates
Accounting and legal services fees	58,148
Transfer agent fees	104,569
Distribution and service fees	563
Trustees' fees	528
Other liabilities and accrued expenses	228,288
Total liabilities	3,118,752
Net assets	$1,297,902,022
Net assets consist of
Paid-in capital	$738,354,054
Total distributable earnings (loss)	559,547,968
Net assets	$1,297,902,022

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($653,046,558 ÷ 27,250,220 shares)[1]	$23.96
Class C ($34,716,198 ÷ 1,504,219 shares)[1]	$23.08
Class I ($408,288,776 ÷ 16,850,065 shares)	$24.23
Class R2 ($1,343,129 ÷ 55,625 shares)	$24.15
Class R4 ($3,950 ÷ 163 shares)	$24.25[2]
Class R6 ($146,779,177 ÷ 6,040,305 shares)	$24.30
Class NAV ($53,724,234 ÷ 2,211,732 shares)	$24.29
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[3]	$25.22

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	Net asset value, offering price and redemption price per share of $24.25 is calculated using Net assets of $3,949.72 and Shares outstanding of 162.87
[3]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	13

STATEMENT OF OPERATIONS For the year ended 3-31-21

Investment income
Dividends	$8,730,007
Securities lending	11,143
Interest	5,139
Total investment income	8,746,289
Expenses
Investment management fees	7,069,141
Distribution and service fees	1,854,957
Accounting and legal services fees	196,082
Transfer agent fees	1,309,040
Trustees' fees	22,037
Custodian fees	159,497
State registration fees	128,752
Printing and postage	347,220
Professional fees	120,554
Other	57,085
Total expenses	11,264,365
Less expense reductions	(95,980)
Net expenses	11,168,385
Net investment loss	(2,422,096)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	167,451,315
Affiliated investments	(3,517)
167,447,798
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	325,304,779
325,304,779
Net realized and unrealized gain	492,752,577
Increase in net assets from operations	$490,330,481
14	JOHN HANCOCK U.S. Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-21	Year ended 3-31-20
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(2,422,096)	$1,250,280
Net realized gain (loss)	167,447,798	(1,513,541)
Change in net unrealized appreciation (depreciation)	325,304,779	(21,077,986)
Increase (decrease) in net assets resulting from operations	490,330,481	(21,341,247)
Distributions to shareholders
From earnings
Class A	(16,665,951)	—
Class C	(947,029)	—
Class I	(11,856,315)	(416,220)
Class R2	(31,262)	—
Class R4	(94)	(414)
Class R6	(3,925,261)	(216,751)
Class NAV	(1,492,547)	(89,547)
Total distributions	(34,918,459)	(722,932)
From fund share transactions
Fund share transactions	(100,337,593)	186,865,267
Issued in reorganization	—	229,828,003
From fund share transactions	(100,337,593)	416,693,270
Total increase	355,074,429	394,629,091
Net assets
Beginning of year	942,827,593	548,198,502
End of year	$1,297,902,022	$942,827,593
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	15

Financial highlights
CLASS A SHARES Period ended	3-31-21	3-31-20	3-31-19	3-31-18	3-31-17
Per share operating performance
Net asset value, beginning of period	$16.24	$16.23	$17.94	$16.89	$15.33
Net investment income (loss)[1]	(0.07)	0.01	(0.01)	0.01	0.04
Net realized and unrealized gain (loss) on investments	8.40	—[2]	2.22	3.62	2.12
Total from investment operations	8.33	0.01	2.21	3.63	2.16
Less distributions
From net investment income	—	—	(0.03)	(0.03)	(0.04)
From net realized gain	(0.61)	—	(3.89)	(2.55)	(0.56)
Total distributions	(0.61)	—	(3.92)	(2.58)	(0.60)
Net asset value, end of period	$23.96	$16.24	$16.23	$17.94	$16.89
Total return (%)[3,4]	51.37	0.06	12.22	21.91	14.34
Ratios and supplemental data
Net assets, end of period (in millions)	$653	$458	$404	$379	$343
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01	1.01	1.10	1.10	1.11
Expenses including reductions	1.00	1.00	1.09	1.09	1.10
Net investment income (loss)	(0.31)	0.03	(0.07)	0.03	0.27
Portfolio turnover (%)	101	91[5]	88[6]	83	94

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Excludes in-kind transactions and merger activity.
[6]	Excludes in-kind transactions.
16	JOHN HANCOCK U.S. Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	3-31-21	3-31-20	3-31-19	3-31-18	3-31-17
Per share operating performance
Net asset value, beginning of period	$15.77	$15.88	$17.71	$16.80	$15.32
Net investment loss[1]	(0.23)	(0.12)	(0.14)	(0.13)	(0.08)
Net realized and unrealized gain (loss) on investments	8.15	0.01[2]	2.20	3.59	2.12
Total from investment operations	7.92	(0.11)	2.06	3.46	2.04
Less distributions
From net realized gain	(0.61)	—	(3.89)	(2.55)	(0.56)
Net asset value, end of period	$23.08	$15.77	$15.88	$17.71	$16.80
Total return (%)[3,4]	50.29	(0.69)	11.44	20.95	13.53
Ratios and supplemental data
Net assets, end of period (in millions)	$35	$23	$12	$18	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	1.76	1.76	1.85	1.85	1.86
Expenses including reductions	1.75	1.75	1.84	1.84	1.85
Net investment loss	(1.07)	(0.72)	(0.85)	(0.72)	(0.48)
Portfolio turnover (%)	101	91[5]	88[6]	83	94

[1]	Based on average daily shares outstanding.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Excludes in-kind transactions and merger activity.
[6]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	17

CLASS I SHARES Period ended	3-31-21	3-31-20	3-31-19	3-31-18	3-31-17
Per share operating performance
Net asset value, beginning of period	$16.38	$16.36	$18.05	$16.98	$15.41
Net investment income (loss)[1]	(0.01)	0.05	0.04	0.06	0.08
Net realized and unrealized gain (loss) on investments	8.49	(0.01)	2.23	3.64	2.13
Total from investment operations	8.48	0.04	2.27	3.70	2.21
Less distributions
From net investment income	(0.02)	(0.02)	(0.07)	(0.08)	(0.08)
From net realized gain	(0.61)	—	(3.89)	(2.55)	(0.56)
Total distributions	(0.63)	(0.02)	(3.96)	(2.63)	(0.64)
Net asset value, end of period	$24.23	$16.38	$16.36	$18.05	$16.98
Total return (%)[2]	51.84	0.26	12.55	22.12	14.70
Ratios and supplemental data
Net assets, end of period (in millions)	$408	$321	$115	$20	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76	0.76	0.87	0.84	0.85
Expenses including reductions	0.75	0.75	0.86	0.83	0.84
Net investment income (loss)	(0.06)	0.28	0.25	0.31	0.47
Portfolio turnover (%)	101	91[3]	88[4]	83	94

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes in-kind transactions and merger activity.
[4]	Excludes in-kind transactions.
18	JOHN HANCOCK U.S. Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	3-31-21	3-31-20	3-31-19	3-31-18	3-31-17
Per share operating performance
Net asset value, beginning of period	$16.38	$16.40	$18.08	$17.02	$15.44
Net investment income (loss)[1]	(0.10)	(0.02)	(0.04)	(0.02)	0.03
Net realized and unrealized gain (loss) on investments	8.48	—[2]	2.25	3.64	2.14
Total from investment operations	8.38	(0.02)	2.21	3.62	2.17
Less distributions
From net investment income	—	—	—[2]	(0.01)	(0.03)
From net realized gain	(0.61)	—	(3.89)	(2.55)	(0.56)
Total distributions	(0.61)	—	(3.89)	(2.56)	(0.59)
Net asset value, end of period	$24.15	$16.38	$16.40	$18.08	$17.02
Total return (%)[3]	51.24	(0.12)	12.13	21.68	14.30
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14	1.15	1.25	1.22	1.18
Expenses including reductions	1.13	1.14	1.25	1.21	1.17
Net investment income (loss)	(0.45)	(0.11)	(0.22)	(0.11)	0.19
Portfolio turnover (%)	101	91[4]	88[5]	83	94

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Excludes in-kind transactions and merger activity.
[5]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	19

CLASS R4 SHARES Period ended	3-31-21	3-31-20	3-31-19	3-31-18	3-31-17
Per share operating performance
Net asset value, beginning of period	$16.41	$16.39	$18.08	$17.01	$15.43
Net investment income (loss)[1]	(0.03)	0.03	0.01	0.03	0.07
Net realized and unrealized gain (loss) on investments	8.48	—[2]	2.24	3.65	2.14
Total from investment operations	8.45	0.03	2.25	3.68	2.21
Less distributions
From net investment income	—[2]	(0.01)	(0.05)	(0.06)	(0.07)
From net realized gain	(0.61)	—	(3.89)	(2.55)	(0.56)
Total distributions	(0.61)	(0.01)	(3.94)	(2.61)	(0.63)
Net asset value, end of period	$24.25	$16.41	$16.39	$18.08	$17.01
Total return (%)[3]	51.59	0.17	12.36	22.05	14.60
Ratios and supplemental data
Net assets, end of period (in millions)	$—[4]	$1	$1	$1	$—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00	1.00	1.10	1.06	1.02
Expenses including reductions	0.89	0.89	1.00	0.95	0.91
Net investment income (loss)	(0.14)	0.15	0.03	0.18	0.44
Portfolio turnover (%)	101	91[5]	88[6]	83	94

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Less than $500,000.
[5]	Excludes in-kind transactions and merger activity.
[6]	Excludes in-kind transactions.
20	JOHN HANCOCK U.S. Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	3-31-21	3-31-20	3-31-19	3-31-18	3-31-17
Per share operating performance
Net asset value, beginning of period	$16.42	$16.39	$18.08	$17.01	$15.42
Net investment income[1]	0.01	0.07	0.05	0.05	0.09
Net realized and unrealized gain (loss) on investments	8.51	—[2]	2.24	3.67	2.16
Total from investment operations	8.52	0.07	2.29	3.72	2.25
Less distributions
From net investment income	(0.03)	(0.04)	(0.09)	(0.10)	(0.10)
From net realized gain	(0.61)	—	(3.89)	(2.55)	(0.56)
Total distributions	(0.64)	(0.04)	(3.98)	(2.65)	(0.66)
Net asset value, end of period	$24.30	$16.42	$16.39	$18.08	$17.01
Total return (%)[3]	51.96	0.38	12.68	22.26	14.87
Ratios and supplemental data
Net assets, end of period (in millions)	$147	$99	$15	$9	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.65	0.65	0.75	0.75	0.75
Expenses including reductions	0.64	0.64	0.74	0.74	0.73
Net investment income	0.04	0.37	0.29	0.25	0.50
Portfolio turnover (%)	101	91[4]	88[5]	83	94

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Excludes in-kind transactions and merger activity.
[5]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	21

CLASS NAV SHARES Period ended	3-31-21	3-31-20	3-31-19	3-31-18	3-31-17
Per share operating performance
Net asset value, beginning of period	$16.41	$16.38	$18.07	$17.00	$15.42
Net investment income[1]	0.01	0.07	0.03	0.07	0.10
Net realized and unrealized gain (loss) on investments	8.51	—[2]	2.26	3.65	2.14
Total from investment operations	8.52	0.07	2.29	3.72	2.24
Less distributions
From net investment income	(0.03)	(0.04)	(0.09)	(0.10)	(0.10)
From net realized gain	(0.61)	—	(3.89)	(2.55)	(0.56)
Total distributions	(0.64)	(0.04)	(3.98)	(2.65)	(0.66)
Net asset value, end of period	$24.29	$16.41	$16.38	$18.07	$17.00
Total return (%)[3]	52.01	0.39	12.69	22.30	14.81
Ratios and supplemental data
Net assets, end of period (in millions)	$54	$40	$—[4]	$1,410	$1,592
Ratios (as a percentage of average net assets):
Expenses before reductions	0.64	0.64	0.74	0.73	0.73
Expenses including reductions	0.63	0.63	0.73	0.73	0.73
Net investment income	0.06	0.41	0.18	0.40	0.61
Portfolio turnover (%)	101	91[5]	88[6]	83	94

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Less than $500,000.
[5]	Excludes in-kind transactions and merger activity.
[6]	Excludes in-kind transactions.
22	JOHN HANCOCK U.S. Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock U.S. Growth Fund (formerly U.S. Quality Growth Fund) (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Prior to October 19, 2020, the fund was known as U.S. Quality Growth Fund.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
ANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	23

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of March 31, 2021, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of March 31, 2021, there were no securities on loan.
24	JOHN HANCOCK U.S. Growth Fund | ANNUAL REPORT

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. Effective June 25, 2020, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days. Prior to June 25, 2020, the fund and other affiliated funds had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended March 31, 2021, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the year ended March 31, 2021 were $10,151.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended March 31, 2021 and 2020 was as follows:
	March 31, 2021	March 31, 2020
Ordinary income	$23,686,010	$722,932
Long-term capital gains	11,232,449	—
Total	$34,918,459	$722,932
ANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	25

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2021, the components of distributable earnings on a tax basis consisted of $44,902,603 of undistributed ordinary income and $71,154,470 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.600% of the first $500 million of the fund’s aggregate net assets; (b) 0.550% of the next $1.0 billion of the fund’s aggregate net assets; and (c) 0.530% of the fund’s aggregate net assets in excess of $1.5 billion. Aggregate net assets include the net assets of the fund and Manulife U.S. Diversified Growth Equity Fund, a series trust of The Manufacturers Life Insurance Company. The advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended March 31, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$45,531
Class C	2,469
Class I	32,746
Class R2	85
Class	Expense reduction
Class R4	$53
Class R6	10,376
Class NAV	3,959
Total	$95,219

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
26	JOHN HANCOCK U.S. Growth Fund | ANNUAL REPORT

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2021, were equivalent to a net annual effective rate of 0.55% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended March 31, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $761 for Class R4 shares for the year ended March 31, 2021.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $312,967 for the year ended March 31, 2021. Of this amount, $50,754 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $262,213 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2021, CDSCs received by the Distributor amounted to $3,221 and $3,673 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6
ANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	27

Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended March 31, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,518,110	$727,575
Class C	328,693	39,320
Class I	—	526,106
Class R2	5,512	128
Class R4	2,642	93
Class R6	—	15,818
Total	$1,854,957	$1,309,040
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$11,103,682	6	0.67%	($1,240)
Lender	5,942,323	5	0.55%	454
Note 5—Fund share transactions
Transactions in fund shares for the years ended March 31, 2021 and 2020 were as follows:
	Year Ended 3-31-21		Year Ended 3-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,212,511	$47,574,705	3,023,155	$53,258,748
Issued in reorganization (Note 9)	—	—	4,540,944	75,293,391
Distributions reinvested	692,595	16,324,223	—	—
Repurchased	(3,884,352)	(85,211,938)	(4,242,450)	(74,258,441)
Net increase (decrease)	(979,246)	$(21,313,010)	3,321,649	$54,293,698
28	JOHN HANCOCK U.S. Growth Fund | ANNUAL REPORT

	Year Ended 3-31-21		Year Ended 3-31-20
	Shares	Amount	Shares	Amount
Class C shares
Sold	392,124	$7,922,544	711,141	$11,948,771
Issued in reorganization (Note 9)	—	—	374,818	6,079,328
Distributions reinvested	41,456	943,128	—	—
Repurchased	(362,390)	(7,878,623)	(387,791)	(6,566,893)
Net increase	71,190	$987,049	698,168	$11,461,206
Class I shares
Sold	7,526,188	$159,212,084	13,078,856	$233,950,325
Issued in reorganization (Note 9)	—	—	4,260,837	71,208,808
Distributions reinvested	495,297	11,797,972	22,425	414,859
Repurchased	(10,754,373)	(243,094,825)	(4,828,389)	(83,891,080)
Net increase (decrease)	(2,732,888)	$(72,084,769)	12,533,729	$221,682,912
Class R2 shares
Sold	9,840	$225,661	25,337	$455,795
Distributions reinvested	1,316	31,262	—	—
Repurchased	(5,147)	(111,672)	(32,442)	(616,700)
Net increase (decrease)	6,009	$145,251	(7,105)	$(160,905)
Class R4 shares
Sold	2,222	$44,990	7,348	$126,515
Distributions reinvested	4	94	22	414
Repurchased	(55,073)	(1,313,665)	(4,602)	(79,440)
Net increase (decrease)	(52,847)	$(1,268,581)	2,768	$47,489
Class R6 shares
Sold	1,438,705	$30,977,228	2,190,777	$39,155,732
Issued in reorganization (Note 9)	—	—	4,614,044	77,246,476
Distributions reinvested	164,374	3,925,261	11,697	216,751
Repurchased	(1,606,061)	(36,295,520)	(1,692,994)	(29,940,487)
Net increase (decrease)	(2,982)	$(1,393,031)	5,123,524	$86,678,472
Class NAV shares
Sold	629,873	$13,321,104	3,029,075	$52,879,370[1]
Distributions reinvested	62,528	1,492,547	4,835	89,547
Repurchased	(926,057)	(20,224,153)	(591,550)	(10,278,519)
Net increase (decrease)	(233,656)	$(5,410,502)	2,442,360	$42,690,398
Total net increase (decrease)	(3,924,420)	$(100,337,593)	24,115,093	$416,693,270

[1]	Includes in-kind subscriptions of approximately $18.4 million by affiliates of the fund. The cost basis of the contributed securities is equal to the market value of the securities on the date of the subscription.
ANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	29

Affiliates of the fund owned 100% of shares of Class NAV on March 31, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $1,262,940,446 and $1,396,014,292, respectively, for the year ended March 31, 2021.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	—	$267,048,996	$(267,045,479)	$(3,517)	—	$11,143	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Reorganization
On March 15, 2019, the shareholders of John Hancock Funds II U.S. Growth Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of U.S. Growth Fund (formerly U.S. Quality Growth Fund) (the Acquiring Fund) with a value equal to the net assets transferred. The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired Fund; and (c) the distribution to the Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to achieve a more consistent long-term performance record and stronger prospects for growth and achieve potential opportunities for economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or their shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the Acquired Fund and Acquiring Fund will bear a pro-rata portion of the costs that are incurred in connection with the reorganization. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 12, 2019. The following outlines the reorganization:
30	JOHN HANCOCK U.S. Growth Fund | ANNUAL REPORT

Acquiring Fund	Acquired Fund	Net Asset Value of the Acquired Fund	Appreciation of the Acquired Fund’s Investments	Shares Redeemed by the Acquired Fund	Shares Issued by the Acquiring Fund	Acquiring Fund Net Assets Prior to Combination	Acquiring Fund Total Net Assets After Combination
U.S. Quality Growth Fund (formerly U.S. Quality Growth Fund)	John Hancock Funds II U.S. Growth Fund	$229,828,003	$51,116,210	18,999,208	13,790,643	$582,981,914	$812,809,917
See Note 5 for capital shares issued in connection with the above referenced reorganization.
Note 10—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
ANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	31

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock U.S. Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock U.S. Growth Fund (one of the funds constituting John Hancock Funds III, referred to hereafter as the "Fund") as of March 31, 2021, the related statement of operations for the year ended March 31, 2021, the statements of changes in net assets for each of the two years in the period ended March 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2021 and the financial highlights for each of the five years in the period ended March 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 7, 2021
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
32	JOHN HANCOCK U.S. GROWTH FUND | ANNUAL REPORT

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2021.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund paid $19,279,106 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2021 Form 1099-DIV in early 2022. This will reflect the tax character of all distributions paid in calendar year 2021.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	33

SHAREHOLDER MEETING

The fund held a special meeting of shareholders on Friday, December 18, 2020. The following proposal was considered by the shareholders:
THE PROPOSAL PASSED ON FRIDAY, DECEMBER 18, 2020
Proposal	For	Against	Abstain
To approve a change to the classification of the Fund from “diversified” to “non-diversified”.	25,084,611.296	2,330,204.052	1,859,136.180
34	JOHN HANCOCK U.S. GROWTH FUND | ANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management, LLC and John Hancock Variable Trust Advisers, LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock U.S. Growth Fund , subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Wellington Management Company LLP (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues. The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 23-25, 2021 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2020 through December 31, 2020, included an assessment of important aspects of the LRMP including, but not limited to: (1) Highly Liquid Investment Minimum (HLIM) determination; (2) Compliance with the 15% limit on illiquid investments; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) Security-level liquidity classifications; (5) Liquidity risk assessment; and (6) Operation of the Fund’s Redemption-In-Kind Procedures. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2020.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not experience any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM;] and
•	The Chief Compliance Officer’s office performed audit testing of the LRMP which resulted in an assessment that the LRMP’s control environment was deemed to be operating effectively and in compliance with the Board approved procedures.
ANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	35

Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.
36	JOHN HANCOCK U.S. GROWTH FUND | ANNUAL REPORT

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	195
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
Charles L. Bardelis,[2] Born: 1941	2012	195
Trustee
Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).
James R. Boyle, Born: 1959	2015	195
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014–July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999–2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005–2010). Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
Peter S. Burgess,[2] Born: 1942	2012	195
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).
William H. Cunningham, Born: 1944	2006	195
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009–2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Grace K. Fey, Born: 1946	2012	195
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
ANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	37

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2008	195
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
James M. Oates,† Born: 1946	2012	195
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.
Steven R. Pruchansky, Born: 1944	2006	195
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,2,* Born: 1960	2020	195
Trustee
Director, Northern New England Energy Corporation (since 2017); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director, Audit Committee Chair and Compensation Committee Member, Planet Fitness (since 2016); Director, Citizen Cider, Inc. (high-end hard cider and hard seltzer company) (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015); Independent Financial Consultant, Frances Rathke Consulting (strategic and financial consulting services) (2001-2003); Chief Financial Officer and Secretary, Ben & Jerry’s Homemade, Inc. (1989-2000, including prior positions); Senior Manager, Coopers & Lybrand, LLC (independent public accounting firm) (1982-1989). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
38	JOHN HANCOCK U.S. GROWTH FUND | ANNUAL REPORT

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2008	195
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer,Westchester County, New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	195
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison, Born: 1963	2018	195
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013- 2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
ANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	39

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, various trusts within the John Hancock Fund Complex (2018–2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, various trusts within the John Hancock Fund Complex (2016–2018); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
†	Mr. Oates retired as Trustee effective April 30, 2021.
*	Appointed as Independent Trustee effective as of September 15, 2020.
40	JOHN HANCOCK U.S. GROWTH FUND | ANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess
*William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*,1
Frances G. Rathke*,2
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg3
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Retired effective 4-30-21
2 Appointed as Independent Trustee effective as of September 15, 2020
3 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Wellington Management Company LLP
Portfolio Managers
John A. Boselli, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
ANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	41

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Alternative Risk Premia
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock U.S. Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1591724	393A 3/21
5/2021

ITEM 2. CODE OF ETHICS.

As of the end of the year, March 31, 2021, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended March 31, 2021 and 2020. These fees were billed to the registrant and were approved by the registrant's audit committee.

Fund	March 31, 2021	March 31, 2020
Disciplined Value Fund	$39,965	$39,251
Disciplined Value Mid Cap Fund	52,005	50,464
Global Shareholder Yield Fund	39,295	39,827
International Growth Fund	52,040	52,503
U.S. Growth Fund (formerly, US Quality
Growth Fund)	40,750	40,527
Total	$224,055	$222,572

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and reviews for supplemental regulatory filings. Amounts billed to the registrant were as follows:

Fund	March 31, 2021	March 31, 2020
Disciplined Value Fund	$604	$616
Disciplined Value Mid Cap Fund	604	616
Global Shareholder Yield	604	616
International Growth	604	616
U.S. Growth Fund (formerly, US Quality
Growth Fund)	2,406	616
Total	$4,822	$3,080

Amounts billed to control affiliates were $116,000 and $116,467 for the fiscal years ended March 31, 2021 and 2020, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to the following for the fiscal years ended March 31, 2021 and 2020. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

Fund	March 31, 2021	March 31, 2020
Disciplined Value Fund	$3,837	$3,837
Disciplined Value Mid Cap Fund	3,837	3,837
Global Shareholder Yield	3,837	3,837
International Growth	4,403	4,403
U.S. Growth Fund (formerly, US Quality
Growth Fund)	3,837	3,837
Total	$19,751	$19,751

(d) All Other Fees

The nature of the services comprising all other fees is advisory services provided to the investment manager. Other fees amounted to the following for the fiscal years ended March 31,

2021 and 2020:

Fund	March 31, 2021	March 31, 2020
Disciplined Value Fund	$89	$841
Disciplined Value Mid Cap Fund	89	1,202
Global Shareholder Yield	89	1,202
International Growth	89	1,952
U.S. Growth Fund (formerly, US Quality
Growth Fund)	89	1,952
Total	$445	$7,149

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre- approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f)According to the registrant's principal accountant for the fiscal year ended March 31, 2021, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g)The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $1,220,395 for the fiscal year ended March 31, 2021 and $1,108,881 for the fiscal year ended March 31, 2020.

(h)The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman

Charles L. Bardelis

Frances G. Rathke

James M. Oates - Member of the Audit Committee until retirement effective April 30, 2021.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.:

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President
Date:	May 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
-------------------------------
Andrew Arnott
President
Date:	May 7, 2021
By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	May 7, 2021